UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Water Sustainability Fund Fidelity® Water Sustainability Fund : FLOWX

This annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 91	0.88%
What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock selection in the United States and stock selection and an underweight in Europe ex U.K. contributed to the fund's performance versus the S&P Global Water Index for the fiscal year.
•By industry, the primary contributor to performance versus the industry index was security selection in capital goods.
•The top individual relative contributor was an underweight in Xylem (-12%). A second notable relative contributor was an underweight in Veralto (-18%). Another notable relative contributor was an overweight in TETRA Technologies (+276%). This period we decreased our position in TETRA Technologies.
•In contrast, from a regional standpoint, picks and an underweight in emerging markets, primarily in Brazil, and avoiding the Netherlands detracted from the fund's performance versus the industry index.
•By industry, the biggest detractor from performance versus the industry index was out-of-index exposure to research & consulting services. An underweight in water utilities also hampered the fund's result.
•The fund's non-index stake in KBR returned -32% and was the biggest individual relative detractor. The second-largest relative detractor was an overweight in Pentair (-28%). The stock was one of the fund's largest holdings. Another notable relative detractor was our underweight stake in Cia de Saneamento de Minas Gerais Copasa MG (+165%). This was a position we established this period.
•Notable changes in positioning include decreased exposure to France and a higher allocation to Brazil.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Water Sustainability Fund	6.64%	7.02%	13.01%
S&P® Global Water Index	5.07%	5.53%	12.75%
MSCI ACWI (All Country World Index) Index	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$160,379,142
Number of Holdings	44
Total Advisory Fee	$1,194,159
Portfolio Turnover	47%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	54.7
Utilities	38.9
Energy	2.0
Materials	1.7
Consumer Discretionary	1.0
Information Technology	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 62.6
United Kingdom - 14.7
Brazil - 8.0
Switzerland - 7.5
Japan - 3.3
France - 2.0
Korea (South) - 1.0
Italy - 0.9

TOP HOLDINGS (% of Fund's net assets)
Essential Utilities Inc	8.5
United Utilities Group PLC	6.9
Severn Trent PLC	6.3
American Water Works Co Inc	5.7
Pentair PLC	4.8
Advanced Drainage Systems Inc	4.6
Core & Main Inc Class A	4.1
Watts Water Technologies Inc Class A	4.0
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.5
Zurn Elkay Water Solutions Corp	3.3
51.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913324.102    6042-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Sustainable U.S. Equity Fund Fidelity® Sustainable U.S. Equity Fund : FSEBX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 105	0.90%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable U.S. Equity Fund	32.77%	11.91%
MSCI USA IMI ESG Leaders Index	29.42%	13.20%
Russell 3000® Index	29.45%	12.76%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Health Care	12.0
Industrials	11.8
Consumer Discretionary	10.8
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.7
Alphabet Inc Class A	5.8
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.9
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.5
Coca-Cola Co/The	1.3
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913333.102    6391-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class Z : FSEWX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 87	0.75%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	33.00%	12.08%
MSCI USA IMI ESG Leaders Index	29.42%	13.20%
Russell 3000® Index	29.45%	12.76%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Health Care	12.0
Industrials	11.8
Consumer Discretionary	10.8
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.7
Alphabet Inc Class A	5.8
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.9
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.5
Coca-Cola Co/The	1.3
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913338.102    6396-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class M : FSEPX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 162	1.40%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	27.49%	10.55%
Class M (without 3.50% sales charge)	32.11%	11.35%
MSCI USA IMI ESG Leaders Index	29.42%	13.20%
Russell 3000® Index	29.45%	12.76%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Health Care	12.0
Industrials	11.8
Consumer Discretionary	10.8
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.7
Alphabet Inc Class A	5.8
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.9
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.5
Coca-Cola Co/The	1.3
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913336.102    6394-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class I : FSEQX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 105	0.90%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	32.71%	11.91%
MSCI USA IMI ESG Leaders Index	29.42%	13.20%
Russell 3000® Index	29.45%	12.76%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Health Care	12.0
Industrials	11.8
Consumer Discretionary	10.8
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.7
Alphabet Inc Class A	5.8
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.9
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.5
Coca-Cola Co/The	1.3
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913337.102    6395-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class C : FSEOX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 220	1.90%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	30.41%	10.80%
Class C	31.41%	10.80%
MSCI USA IMI ESG Leaders Index	29.42%	13.20%
Russell 3000® Index	29.45%	12.76%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Health Care	12.0
Industrials	11.8
Consumer Discretionary	10.8
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.7
Alphabet Inc Class A	5.8
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.9
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.5
Coca-Cola Co/The	1.3
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913335.102    6393-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Sustainable U.S. Equity Fund Fidelity Advisor® Sustainable U.S. Equity Fund Class A : FSEKX

This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 134	1.15%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also lifting the fund's relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+924%). The stock was among our largest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained 119% and was the second-largest relative contributor. This period we decreased our position in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Security selection in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result was an underweight in energy. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). An underweight in Broadcom (+86%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	24.84%	10.31%
Class A (without 5.75% sales charge)	32.45%	11.64%
MSCI USA IMI ESG Leaders Index	29.42%	13.20%
Russell 3000® Index	29.45%	12.76%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$35,721,929
Number of Holdings	92
Total Advisory Fee	$181,991
Portfolio Turnover	51%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.2
Health Care	12.0
Industrials	11.8
Consumer Discretionary	10.8
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.7
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Apple Inc	6.7
Alphabet Inc Class A	5.8
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.9
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.5
Coca-Cola Co/The	1.3
39.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913334.102    6392-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® SAI Sustainable U.S. Equity Fund Fidelity® SAI Sustainable U.S. Equity Fund : FIDEX

This annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 62	0.53%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, especially within information technology. Picks in industrials also boosted the fund's relative performance. Also helping our relative result was an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Micron Technology (+928%). The company was among the fund's biggest holdings at period end. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 119% and was the second-largest relative contributor. The stock was one of our largest holdings this period. Another notable relative contributor was an overweight in Lam Research (+294%). The company was one of the fund's biggest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the banks industry. Stock picks in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picking and an overweight in health care.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 366%. A second notable relative detractor was an overweight in Arthur J Gallagher (-42%). Another notable relative detractor was our stake in Boston Scientific (-40%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer staples sector and a lower allocation to communication services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable U.S. Equity Fund	33.37%	14.28%
MSCI USA IMI ESG Leaders Index	29.42%	15.31%
Russell 3000® Index	29.45%	15.08%
A   From April 14, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$574,514,551
Number of Holdings	91
Total Advisory Fee	$2,051,506
Portfolio Turnover	52%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.1
Health Care	11.8
Industrials	11.5
Consumer Discretionary	10.7
Financials	7.8
Communication Services	6.8
Consumer Staples	5.1
Materials	3.1
Real Estate	1.6
Energy	1.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Netherlands - 1.4
Italy - 1.2
Taiwan - 1.2
Japan - 0.8
Belgium - 0.8
United Kingdom - 0.7
Brazil - 0.5
Chile - 0.5
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.8
Alphabet Inc Class A	5.7
Microsoft Corp	4.9
Amazon.com Inc	4.7
Micron Technology Inc	2.8
Eli Lilly & Co	2.2
JPMorgan Chase & Co	1.9
Lam Research Corp	1.4
Coca-Cola Co/The	1.3
39.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913341.102    6552-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® SAI Sustainable Sector Fund Fidelity® SAI Sustainable Sector Fund : FIDJX

This annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 50	0.43%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending May 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Dow Jones U.S. Total Stock Market Index for the fiscal year, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and consumer discretionary also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Micron Technology (+923%). The company was one of the fund's biggest holdings at period end. A non-benchmark stake in SK Hynix gained about 326% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Alphabet (+123%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, primarily within the health care equipment & services industry. Security selection in financials, primarily within the financial services industry, also hampered the fund's result. Also hurting our result were picks and an underweight in materials. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was an overweight in Boston Scientific (-54%). A second notable relative detractor was an underweight in Advanced Micro Devices (+366%). This period we increased our investment in Advanced Micro Devices. An overweight in Mastercard (-15%) also detracted. This period we increased our investment in Mastercard. The stock was among the fund's largest holdings.
•Notable changes in positioning include lower allocations to the consumer staples and financials sectors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 14, 2022 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Sector Fund	35.71%	16.89%
MSCI USA IMI ESG Leaders Index	29.42%	15.31%
Dow Jones U.S. Total Stock Market Index℠	29.84%	15.11%
A   From April 14, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$812,584,915
Number of Holdings	256
Total Advisory Fee	$2,299,858
Portfolio Turnover	59%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	39.2
Financials	10.6
Consumer Discretionary	10.3
Communication Services	9.4
Health Care	8.6
Industrials	7.9
Consumer Staples	4.3
Energy	3.1
Utilities	1.9
Real Estate	1.9
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Taiwan - 2.3
Canada - 0.9
Korea (South) - 0.8
Netherlands - 0.7
United Kingdom - 0.3
Belgium - 0.2
Brazil - 0.1
Japan - 0.1
Others - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.7
Alphabet Inc Class A	7.4
Apple Inc	6.2
Microsoft Corp	4.6
Amazon.com Inc	4.6
Broadcom Inc	2.9
Micron Technology Inc	2.4
Tesla Inc	1.8
Mastercard Inc Class A	1.8
Exxon Mobil Corp	1.3
41.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913340.102    6551-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Climate Action Fund Fidelity® Climate Action Fund : FCAEX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 128	1.05%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Climate Action Fund	43.56%	11.98%
MSCI World Climate Change Index	28.99%	13.57%
MSCI World Index	27.90%	12.15%
A   From June 15, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.7
Industrials	17.7
Health Care	13.1
Consumer Discretionary	9.7
Financials	8.1
Communication Services	7.1
Materials	2.0
Consumer Staples	0.8
Energy	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
China - 2.0
Germany - 1.7
Korea (South) - 1.5
Denmark - 1.0
France - 1.0
United Kingdom - 0.9
Japan - 0.8
Italy - 0.7
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.3
Apple Inc	5.9
Microsoft Corp	3.8
Tesla Inc	2.8
Morgan Stanley	2.2
Amazon.com Inc	1.9
Keysight Technologies Inc	1.8
Deere & Co	1.7
Nextpower Inc Class A	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913327.102    6385-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class Z : FCLZX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 110	0.90%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	43.68%	12.15%
MSCI World Climate Change Index	28.99%	13.57%
MSCI World Index	27.90%	12.15%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.7
Industrials	17.7
Health Care	13.1
Consumer Discretionary	9.7
Financials	8.1
Communication Services	7.1
Materials	2.0
Consumer Staples	0.8
Energy	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
China - 2.0
Germany - 1.7
Korea (South) - 1.5
Denmark - 1.0
France - 1.0
United Kingdom - 0.9
Japan - 0.8
Italy - 0.7
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.3
Apple Inc	5.9
Microsoft Corp	3.8
Tesla Inc	2.8
Morgan Stanley	2.2
Amazon.com Inc	1.9
Keysight Technologies Inc	1.8
Deere & Co	1.7
Nextpower Inc Class A	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913332.102    6390-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class M : FCAOX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 188	1.55%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	37.82%	10.63%
Class M (without 3.50% sales charge)	42.82%	11.43%
MSCI World Climate Change Index	28.99%	13.57%
MSCI World Index	27.90%	12.15%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.7
Industrials	17.7
Health Care	13.1
Consumer Discretionary	9.7
Financials	8.1
Communication Services	7.1
Materials	2.0
Consumer Staples	0.8
Energy	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
China - 2.0
Germany - 1.7
Korea (South) - 1.5
Denmark - 1.0
France - 1.0
United Kingdom - 0.9
Japan - 0.8
Italy - 0.7
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.3
Apple Inc	5.9
Microsoft Corp	3.8
Tesla Inc	2.8
Morgan Stanley	2.2
Amazon.com Inc	1.9
Keysight Technologies Inc	1.8
Deere & Co	1.7
Nextpower Inc Class A	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913330.102    6388-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class I : FCAUX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 128	1.05%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	43.64%	12.00%
MSCI World Climate Change Index	28.99%	13.57%
MSCI World Index	27.90%	12.15%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.7
Industrials	17.7
Health Care	13.1
Consumer Discretionary	9.7
Financials	8.1
Communication Services	7.1
Materials	2.0
Consumer Staples	0.8
Energy	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
China - 2.0
Germany - 1.7
Korea (South) - 1.5
Denmark - 1.0
France - 1.0
United Kingdom - 0.9
Japan - 0.8
Italy - 0.7
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.3
Apple Inc	5.9
Microsoft Corp	3.8
Tesla Inc	2.8
Morgan Stanley	2.2
Amazon.com Inc	1.9
Keysight Technologies Inc	1.8
Deere & Co	1.7
Nextpower Inc Class A	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913331.102    6389-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class C : FCALX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 248	2.05%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	41.16%	10.88%
Class C	42.16%	10.88%
MSCI World Climate Change Index	28.99%	13.57%
MSCI World Index	27.90%	12.15%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.7
Industrials	17.7
Health Care	13.1
Consumer Discretionary	9.7
Financials	8.1
Communication Services	7.1
Materials	2.0
Consumer Staples	0.8
Energy	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
China - 2.0
Germany - 1.7
Korea (South) - 1.5
Denmark - 1.0
France - 1.0
United Kingdom - 0.9
Japan - 0.8
Italy - 0.7
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.3
Apple Inc	5.9
Microsoft Corp	3.8
Tesla Inc	2.8
Morgan Stanley	2.2
Amazon.com Inc	1.9
Keysight Technologies Inc	1.8
Deere & Co	1.7
Nextpower Inc Class A	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913329.102    6387-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Climate Action Fund Fidelity Advisor® Climate Action Fund Class A : FCAJX

This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 158	1.30%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, stock picks in the United States, and security selection in emerging markets, primarily in South Korea, contributed to the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary contributor, especially within information technology. Stock picking in communication services, primarily within the media & entertainment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Lumentum Holdings (+1069%). This period we decreased our investment in Lumentum Holdings. A non-benchmark stake in SK Hynix gained approximately 708% and was a second notable relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Ciena (+606%). This period we decreased our investment in Ciena.
•In contrast, from a regional standpoint, an underweight in Japan and picks in the U.K. detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in health care. Stock picks in financials also hampered the fund's result. Also detracting from our result was an overweight in industrials, primarily within the commercial & professional services industry.
•The largest individual relative detractor this period was avoiding Micron Technology, a benchmark component that gained about 930%. The second-largest relative detractor this period was avoiding Broadcom, a benchmark component that gained about 86%. An overweight in Haleon (-17%) also detracted.
•Notable changes in positioning include decreased exposure to the United Kingdom. By sector, meaningful changes in positioning include decreased exposure to financials and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 15, 2021 through May 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	34.91%	10.38%
Class A (without 5.75% sales charge)	43.14%	11.71%
MSCI World Climate Change Index	28.99%	13.57%
MSCI World Index	27.90%	12.15%
A   From June 15, 2021

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$58,303,742
Number of Holdings	103
Total Advisory Fee	$352,126
Portfolio Turnover	31%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	37.7
Industrials	17.7
Health Care	13.1
Consumer Discretionary	9.7
Financials	8.1
Communication Services	7.1
Materials	2.0
Consumer Staples	0.8
Energy	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.3
China - 2.0
Germany - 1.7
Korea (South) - 1.5
Denmark - 1.0
France - 1.0
United Kingdom - 0.9
Japan - 0.8
Italy - 0.7
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	7.1
NVIDIA Corp	6.3
Apple Inc	5.9
Microsoft Corp	3.8
Tesla Inc	2.8
Morgan Stanley	2.2
Amazon.com Inc	1.9
Keysight Technologies Inc	1.8
Deere & Co	1.7
Nextpower Inc Class A	1.7
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913328.102    6386-TSRA-0726

ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2026
Fidelity® Agricultural Productivity Fund Fidelity® Agricultural Productivity Fund : FARMX

This annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 101	0.95%
What affected the Fund's performance this period?

•Global equities exhibited a strong gain during the 12 months ending May 31, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, an underweight in emerging markets, primarily in India, and picks and an underweight in Asia Pacific ex Japan contributed to the fund's performance versus the MSCI ACWI Select Agriculture Producers IMI 25/50 Index Net MA for the fiscal year.
•By industry, security selection was the primary contributor, especially within agricultural products & services. Stock selection and an underweight in packaged foods & meats also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Darling Ingredients (+91%). The company was among the fund's largest holdings at period end. A second notable relative contributor was an overweight in Bunge Global (+60%). The company was one of the fund's biggest holdings.
•In contrast, from a regional standpoint, stock picks and an underweight in Japan detracted from the fund's performance versus the industry index, as did picks and relatively light exposure to Norway.
•By industry, the primary detractors from performance versus the industry index were picks and an overweight in agricultural & farm machinery. Also detracting was an overweight in fertilizers & agricultural chemicals.
•The biggest individual relative detractor was an underweight in Kubota (+59%). This was a position we established this period. A second notable relative detractor was an overweight in Mosaic (-31%). This period we increased our stake in Mosaic. The stock was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to the United Kingdom. By industry, meaningful changes in positioning include a higher allocation to food, beverage & tobacco.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 16, 2020 through May 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Agricultural Productivity Fund	13.37%	3.79%	14.45%
MSCI ACWI Select Agriculture Producers IMI 25/50 Index	13.15%	3.81%	14.51%
MSCI ACWI (All Country World Index) Index	30.64%	11.82%	17.72%
A   From April 16, 2020

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of May 31, 2026)

KEY FACTS
Fund Size	$47,161,899
Number of Holdings	29
Total Advisory Fee	$349,614
Portfolio Turnover	44%
What did the Fund invest in?
(as of May 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Consumer Staples	35.5
Industrials	33.3
Materials	28.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.8
Canada - 7.1
United Kingdom - 5.6
Japan - 3.9
Hong Kong - 3.0
Norway - 2.0
Indonesia - 1.4
Faroe Islands - 1.2
Denmark - 0.7
Brazil - 0.3

TOP HOLDINGS (% of Fund's net assets)
Deere & Co	22.1
Corteva Inc	15.1
Nutrien Ltd	7.1
Cranswick PLC	5.6
Bunge Global SA	5.0
Archer-Daniels-Midland Co	4.9
Darling Ingredients Inc	4.2
Toro Co/The	3.8
Mosaic Co/The	3.0
WH Group Ltd	3.0
73.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913323.102    6041-TSRA-0726

Item 2.

Code of Ethics

As of the end of the period, May 31, 2026, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Agricultural Productivity Fund, Fidelity Climate Action Fund, Fidelity Sustainable U.S. Equity Fund, and Fidelity Water Sustainability Fund (the “Funds”):

Services Billed by Deloitte Entities

May 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$31,400	$-	$7,700	$100
Fidelity Climate Action Fund	$38,800	$-	$7,700	$100
Fidelity Sustainable U.S. Equity Fund	$38,800	$-	$7,700	$100
Fidelity Water Sustainability Fund	$37,700	$-	$7,700	$100

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$31,900	$-	$7,900	$700
Fidelity Climate Action Fund	$39,800	$-	$7,700	$800
Fidelity Sustainable U.S. Equity Fund	$40,800	$-	$7,700	$800
Fidelity Water Sustainability Fund	$38,200	$-	$7,900	$800

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Sustainable Sector Fund and Fidelity SAI Sustainable U.S. Equity Fund (the “Funds”):

Services Billed by PwC

May 31, 2026 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Sector Fund	$30,100	$200	$6,600	$100
Fidelity SAI Sustainable U.S. Equity Fund	$30,100	$200	$6,600	$100

May 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Sustainable Sector Fund	$30,600	$2,800	$6,600	$1,000
Fidelity SAI Sustainable U.S. Equity Fund	$38,500	$2,800	$9,800	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2026A	May 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$-	$3,964,900

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2026A	May 31, 2025A
Audit-Related Fees	$9,348,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2026A	May 31, 2025A
Deloitte Entities	$2,618,400	$4,505,500
PwC	$14,574,900	$14,901,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Agricultural Productivity Fund
Fidelity® Water Sustainability Fund

Annual Report
May 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Agricultural Productivity Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
BRAZIL - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Yara International ASA	3,158	171,724
CANADA - 7.1%
Materials - 7.1%
Chemicals - 7.1%
Nutrien Ltd	48,773	3,339,977
DENMARK - 0.7%
Materials - 0.7%
Chemicals - 0.7%
Novonesis Novozymes B Series B	6,355	369,213
FAROE ISLANDS - 1.2%
Consumer Staples - 1.2%
Food Products - 1.2%
Bakkafrost	11,726	581,326
HONG KONG - 3.0%
Consumer Staples - 3.0%
Food Products - 3.0%
WH Group Ltd (c)(d)	1,223,817	1,413,256
INDONESIA - 1.4%
Consumer Staples - 1.4%
Food Products - 1.4%
First Resources Ltd	307,056	637,570
JAPAN - 3.9%
Consumer Staples - 1.3%
Food Products - 1.3%
Sakata Seed Corp	23,593	611,804
Industrials - 2.6%
Machinery - 2.6%
Kubota Corp	68,557	1,223,364
TOTAL JAPAN		1,835,168
NORWAY - 2.0%
Consumer Staples - 2.0%
Food Products - 2.0%
Mowi ASA	41,772	921,596
UNITED KINGDOM - 5.6%
Consumer Staples - 5.6%
Food Products - 5.6%
Cranswick PLC	35,668	2,637,072
UNITED STATES - 72.5%
Consumer Staples - 21.0%
Beverages - 1.2%
Coca-Cola Co/The	7,445	588,229
Consumer Staples Distribution & Retail - 0.9%
Performance Food Group Co (a)	4,181	410,532
Food Products - 18.9%
Archer-Daniels-Midland Co	29,128	2,323,833
Bunge Global SA	18,888	2,328,891
Darling Ingredients Inc (a)	33,359	1,971,517
Ingredion Inc (b)	7,045	714,645
JBS NV Class A	56,935	709,979
Lamb Weston Holdings Inc	19,986	862,995
		8,911,860
TOTAL CONSUMER STAPLES		9,910,621
Industrials - 30.7%
Construction & Engineering - 0.6%
Valmont Industries Inc	562	292,133
Machinery - 30.1%
AGCO Corp (b)	6,336	711,406
CNH Industrial NV Class A (b)	126,562	1,292,198
Deere & Co	19,156	10,386,000
Toro Co/The	19,816	1,781,062
		14,170,666
TOTAL INDUSTRIALS		14,462,799
Materials - 20.8%
Chemicals - 20.8%
CF Industries Holdings Inc	9,171	1,030,362
Corteva Inc	90,837	7,110,720
FMC Corp	16,925	231,196
Mosaic Co/The (b)	59,621	1,424,942
TOTAL MATERIALS		9,797,220
TOTAL UNITED STATES		34,170,640
TOTAL COMMON STOCKS (Cost $33,356,976)		46,077,542

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	282,045	282,101
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	1,932,710	1,932,904
TOTAL MONEY MARKET FUNDS (Cost $2,215,005)			2,215,005

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $35,571,981)	48,292,547
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(1,130,648)
NET ASSETS - 100.0%	47,161,899

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,413,256 or 3.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,413,256 or 3.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,179,621	17,166,355	20,063,873	22,505	(2)	-	282,101	282,045	0.0%
Fidelity Securities Lending Cash Central Fund	-	16,860,972	14,928,003	656	(65)	-	1,932,904	1,932,710	0.0%
Total	3,179,621	34,027,327	34,991,876	23,161	(67)	-	2,215,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	16,713,245	16,713,245	-	-
Industrials	15,686,163	15,686,163	-	-
Materials	13,678,134	13,308,921	369,213	-

Money Market Funds	2,215,005	2,215,005	-	-
Total Investments in Securities:	48,292,547	47,923,334	369,213	-
Fidelity® Agricultural Productivity Fund
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value (including securities loaned of $3,355,624) - See accompanying schedule:
Unaffiliated issuers (cost $33,356,976)	$46,077,542
Fidelity Central Funds (cost $2,215,005)	2,215,005

Total Investment in Securities (cost $35,571,981)		$48,292,547
Foreign currency held at value (cost $95,234)		95,256
Receivable for investments sold		726,817
Receivable for fund shares sold		48,080
Dividends receivable		122,571
Distributions receivable from Fidelity Central Funds		1,363
Prepaid expenses		6
Receivable from investment adviser for expense reductions		36
Other receivables		848
Total assets		49,287,524
Liabilities
Payable for fund shares redeemed	$119,904
Accrued management fee	33,049
Other payables and accrued expenses	39,768
Collateral on securities loaned	1,932,904
Total liabilities		2,125,625
Net Assets		$47,161,899
Net Assets consist of:
Paid in capital		$56,400,157
Total accumulated earnings (loss)		(9,238,258)
Net Assets		$47,161,899
Net Asset Value, offering price and redemption price per share ($47,161,899 ÷ 2,229,712 shares)		$21.15
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$997,865
Income from Fidelity Central Funds (including $656 from security lending)		23,161
Security lending		94
Total income		1,021,120
Expenses
Management fee	$349,614
Custodian fees and expenses	9,501
Independent trustees' fees and expenses	134
Registration fees	23,214
Audit fees	52,777
Legal	562
Miscellaneous	162
Total expenses before reductions	435,964
Expense reductions	(26,418)
Total expenses after reductions		409,546
Net Investment income (loss)		611,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(217,572)
Fidelity Central Funds	(67)
Foreign currency transactions	1,345
Total net realized gain (loss)		(216,294)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,914,795
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(727)
Total change in net unrealized appreciation (depreciation)		3,914,067
Net gain (loss)		3,697,773
Net increase (decrease) in net assets resulting from operations		$4,309,347
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$611,574	$1,189,818
Net realized gain (loss)	(216,294)	(260,147)
Change in net unrealized appreciation (depreciation)	3,914,067	2,162,049
Net increase (decrease) in net assets resulting from operations	4,309,347	3,091,720
Distributions to shareholders	(708,276)	(917,299)

Share transactions
Proceeds from sales of shares	29,724,923	11,589,708
Reinvestment of distributions	578,352	802,045
Cost of shares redeemed	(29,405,237)	(23,867,985)

Net increase (decrease) in net assets resulting from share transactions	898,038	(11,476,232)
Total increase (decrease) in net assets	4,499,109	(9,301,811)

Net Assets
Beginning of period	42,662,790	51,964,601
End of period	$47,161,899	$42,662,790

Other Information
Shares
Sold	1,427,598	638,896
Issued in reinvestment of distributions	30,811	46,826
Redeemed	(1,475,351)	(1,349,418)
Net increase (decrease)	(16,942)	(663,696)

Financial Highlights
Fidelity® Agricultural Productivity Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.99	$17.86	$18.01	$21.61	$18.89
Income from Investment Operations
Net investment income (loss) A,B	.28	.50 C	.19	.32	.16 D
Net realized and unrealized gain (loss)	2.21	1.02	(.10) E	(3.67)	2.69
Total from investment operations	2.49	1.52	.09	(3.35)	2.85
Distributions from net investment income	(.33)	(.39)	(.24)	(.25)	(.09)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	(.33)	(.39)	(.24)	(.25)	(.13)
Net asset value, end of period	$21.15	$18.99	$17.86	$18.01	$21.61
Total Return F	13.37%	8.76%	.48%	(15.66)%	15.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01%	1.05%	1.07%	1.08%	1.15%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.99%
Expenses net of all reductions, if any	.95%	.95%	.95%	.95%	.99%
Net investment income (loss)	1.42%	2.79% C	1.01%	1.57%	.81% D
Supplemental Data
Net assets, end of period (000 omitted)	$47,162	$42,663	$51,965	$82,902	$166,545
Portfolio turnover rate I	44%	21%	12%	44%	50%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Water Sustainability Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BRAZIL - 8.0%
Utilities - 8.0%
Water Utilities - 8.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,001,322	5,547,958
Cia de Saneamento de Minas Gerais Copasa MG	396,895	4,147,116
Cia De Saneamento do Parana Sanepar unit	410,230	3,085,335

TOTAL BRAZIL		12,780,409
FRANCE - 2.0%
Utilities - 2.0%
Multi-Utilities - 2.0%
Veolia Environnement SA	79,674	3,214,509
ITALY - 0.9%
Industrials - 0.9%
Machinery - 0.9%
Interpump Group SpA	37,397	1,565,081
JAPAN - 3.3%
Industrials - 3.3%
Machinery - 3.3%
Kurita Water Industries Ltd	75,184	4,132,016
Organo Corp	11,799	1,182,382

TOTAL JAPAN		5,314,398
KOREA (SOUTH) - 1.0%
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Coway Co Ltd	27,196	1,622,189
SWITZERLAND - 7.5%
Industrials - 7.5%
Building Products - 4.4%
Belimo Holding AG	2,572	2,725,058
Geberit AG	6,671	4,387,792
		7,112,850
Machinery - 3.1%
Georg Fischer AG	38,381	2,135,037
Sulzer AG	14,535	2,761,566
		4,896,603
TOTAL SWITZERLAND		12,009,453
UNITED KINGDOM - 14.7%
Utilities - 14.7%
Water Utilities - 14.7%
Pennon Group PLC	349,541	2,428,951
Severn Trent PLC	253,323	10,132,157
United Utilities Group PLC	609,646	11,034,378

TOTAL UNITED KINGDOM		23,595,486
UNITED STATES - 61.5%
Energy - 2.0%
Energy Equipment & Services - 2.0%
Select Water Solutions Inc Class A	122,189	2,190,849
TETRA Technologies Inc (a)	98,315	1,005,762
WaterBridge Infrastructure LLC Class A	1,300	38,025
TOTAL ENERGY		3,234,636
Industrials - 43.0%
Building Products - 7.9%
Advanced Drainage Systems Inc	52,522	7,308,962
Zurn Elkay Water Solutions Corp	114,137	5,364,439
		12,673,401
Commercial Services & Supplies - 4.9%
Clean Harbors Inc (a)	4,234	1,189,881
Onterris Inc (a)	162,975	2,609,230
Tetra Tech Inc	7,534	207,109
Veralto Corp	47,233	3,883,970
		7,890,190
Electrical Equipment - 0.5%
Emerson Electric Co	5,911	850,119
Machinery - 23.5%
Crane Co	14,422	2,639,226
Dover Corp	9,481	2,003,904
Energy Recovery Inc (a)	12,397	101,283
Flowserve Corp	34,444	2,600,866
Franklin Electric Co Inc	5,035	495,343
Ingersoll Rand Inc	60,712	4,349,408
ITT Inc	17,037	3,322,215
Mueller Water Products Inc Class A1	56,381	1,421,365
Parker-Hannifin Corp	1,733	1,463,744
Pentair PLC	106,484	7,543,327
Watts Water Technologies Inc Class A	20,219	6,247,267
Xylem Inc/NY	48,908	5,357,382
		37,545,330
Professional Services - 2.1%
KBR Inc	95,046	3,321,858
Trading Companies & Distributors - 4.1%
Core & Main Inc Class A (a)	134,475	6,649,789
TOTAL INDUSTRIALS		68,930,687
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Badger Meter Inc	7,631	945,481
Materials - 1.7%
Chemicals - 1.7%
Ecolab Inc	10,560	2,703,360
Utilities - 14.2%
Water Utilities - 14.2%
American Water Works Co Inc	74,035	9,126,294
Essential Utilities Inc	369,016	13,613,001
TOTAL UTILITIES		22,739,295
TOTAL UNITED STATES		98,553,459
TOTAL COMMON STOCKS (Cost $140,634,357)		158,654,984

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $1,276,444)	3.67	1,276,189	1,276,444

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $141,910,801)	159,931,428
NET OTHER ASSETS (LIABILITIES) - 0.3%	447,714
NET ASSETS - 100.0%	160,379,142

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,579,571	51,767,960	52,071,060	120,612	(27)	-	1,276,444	1,276,189	0.0%
Total	1,579,571	51,767,960	52,071,060	120,612	(27)	-	1,276,444

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	1,622,189	1,622,189	-	-
Energy	3,234,636	3,234,636	-	-
Industrials	87,819,619	87,819,619	-	-
Information Technology	945,481	945,481	-	-
Materials	2,703,360	2,703,360	-	-
Utilities	62,329,699	59,115,190	3,214,509	-

Money Market Funds	1,276,444	1,276,444	-	-
Total Investments in Securities:	159,931,428	156,716,919	3,214,509	-
Fidelity® Water Sustainability Fund
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $140,634,357)	$158,654,984
Fidelity Central Funds (cost $1,276,444)	1,276,444

Total Investment in Securities (cost $141,910,801)		$159,931,428
Foreign currency held at value (cost $21)		21
Receivable for fund shares sold		121,821
Dividends receivable		550,560
Reclaims receivable		180,711
Distributions receivable from Fidelity Central Funds		4,737
Prepaid expenses		17
Other receivables		819
Total assets		160,790,114
Liabilities
Payable for fund shares redeemed	$253,724
Accrued management fee	109,578
Other payables and accrued expenses	47,670
Total liabilities		410,972
Net Assets		$160,379,142
Net Assets consist of:
Paid in capital		$134,633,445
Total accumulated earnings (loss)		25,745,697
Net Assets		$160,379,142
Net Asset Value, offering price and redemption price per share ($160,379,142 ÷ 8,286,706 shares)		$19.35
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$2,663,423
Income from Fidelity Central Funds		120,612
Total income		2,784,035
Expenses
Management fee	$1,194,159
Custodian fees and expenses	4,634
Independent trustees' fees and expenses	436
Registration fees	37,648
Audit fees	57,221
Legal	1,601
Interest	1,079
Miscellaneous	407
Total expenses before reductions	1,297,185
Expense reductions	(97)
Total expenses after reductions		1,297,088
Net Investment income (loss)		1,486,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,547,085
Fidelity Central Funds	(27)
Foreign currency transactions	(25,881)
Total net realized gain (loss)		8,521,177
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,732,769)
Assets and liabilities in foreign currencies	4,902
Total change in net unrealized appreciation (depreciation)		(2,727,867)
Net gain (loss)		5,793,310
Net increase (decrease) in net assets resulting from operations		$7,280,257
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,486,947	$1,232,245
Net realized gain (loss)	8,521,177	7,249,312
Change in net unrealized appreciation (depreciation)	(2,727,867)	1,026,823
Net increase (decrease) in net assets resulting from operations	7,280,257	9,508,380
Distributions to shareholders	(3,942,225)	(2,560,798)

Share transactions
Proceeds from sales of shares	70,965,425	34,915,394
Reinvestment of distributions	3,531,867	2,279,640
Cost of shares redeemed	(33,868,324)	(29,308,227)

Net increase (decrease) in net assets resulting from share transactions	40,628,968	7,886,807
Total increase (decrease) in net assets	43,967,000	14,834,389

Net Assets
Beginning of period	116,412,142	101,577,753
End of period	$160,379,142	$116,412,142

Other Information
Shares
Sold	3,588,231	1,974,169
Issued in reinvestment of distributions	184,228	132,848
Redeemed	(1,713,443)	(1,675,984)
Net increase (decrease)	2,059,016	431,033

Financial Highlights
Fidelity® Water Sustainability Fund

Years ended May 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$18.69	$17.52	$13.93	$13.54	$14.84
Income from Investment Operations
Net investment income (loss) A,B	.20	.21	.09	.06	(.04)
Net realized and unrealized gain (loss)	1.03	1.39	3.57	.34	(1.02)
Total from investment operations	1.23	1.60	3.66	.40	(1.06)
Distributions from net investment income	(.22)	(.13)	(.07)	(.01)	- C
Distributions from net realized gain	(.35)	(.30)	-	-	(.24)
Total distributions	(.57)	(.43)	(.07)	(.01)	(.24)
Net asset value, end of period	$19.35	$18.69	$17.52	$13.93	$13.54
Total Return D	6.64%	9.34%	26.32%	2.96%	(7.44)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.88%	.92%	1.02%	1.09%	1.11%
Expenses net of fee waivers, if any	.88%	.92%	.95%	.95%	1.00%
Expenses net of all reductions, if any	.88%	.92%	.95%	.95%	1.00%
Net investment income (loss)	1.01%	1.17%	.61%	.41%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$160,379	$116,412	$101,578	$84,385	$94,233
Portfolio turnover rate G	47%	37%	52%	54%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the Funds) are non-diversified funds of Fidelity Summer Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the State of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Agricultural Productivity Fund	35,681,682	14,664,470	(2,053,605)	12,610,865
Fidelity Water Sustainability Fund	143,296,334	24,698,357	(8,063,263)	16,635,094

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Agricultural Productivity Fund	160,534	-	(22,009,537)	12,610,746
Fidelity Water Sustainability Fund	2,060,345	7,038,916	-	16,646,437

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Agricultural Productivity Fund	(19,945,508)	(2,064,029)	(22,009,537)

The tax character of distributions paid was as follows:

May 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Agricultural Productivity Fund	708,276	-	708,276
Fidelity Water Sustainability Fund	2,563,539	1,378,686	3,942,225

May 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Agricultural Productivity Fund	917,299	-	917,299
Fidelity Water Sustainability Fund	763,235	1,797,563	2,560,798

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Agricultural Productivity Fund	18,977,280	18,851,891
Fidelity Water Sustainability Fund	106,777,561	68,150,771
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. Each Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Agricultural Productivity Fund	.88
Fidelity Water Sustainability Fund	.88

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Agricultural Productivity Fund	.81
Fidelity Water Sustainability Fund	.81

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Agricultural Productivity Fund	228
Fidelity Water Sustainability Fund	2,523

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Water Sustainability Fund	Borrower	5,016,000	3.87%	1,079

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Agricultural Productivity Fund	136,585	653,298	24,784
Fidelity Water Sustainability Fund	355,998	1,352,282	(112,276)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Agricultural Productivity Fund	51
Fidelity Water Sustainability Fund	168
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Agricultural Productivity Fund	77	6	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Agricultural Productivity Fund	1,555,212
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Agricultural Productivity Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Agricultural Productivity Fund	.95%	26,418

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Water Sustainability Fund	97
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Agricultural Productivity Fund and Fidelity Water Sustainability Fund (the "Funds"), each a fund of Fidelity Summer Street Trust, including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 13, 2026

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended May 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Water Sustainability Fund	$7,043,214
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Agricultural Productivity Fund
July 2025 December 2025	74% 75%
Fidelity Water Sustainability Fund
July 2025 December 2025	38% 26%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Agricultural Productivity Fund
July 2025 December 2025	100% 100%
Fidelity Water Sustainability Fund
July 2025 December 2025	99.78% 70.24%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December 19, 2025
Fidelity Water Sustainability Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Agricultural Productivity Fund	$3,718
Fidelity Water Sustainability Fund	$50,682

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Agricultural Productivity Fund
Fidelity Water Sustainability Fund

At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the funds' Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that each fund's management fee structure is fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9897392.106
DAS-DSW-ANN-0726
Fidelity® Climate Action Fund

Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Climate Action Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Lynas Rare Earths Ltd (a)	10,002	137,512
CANADA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	2,820	317,814
CHINA - 2.0%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
BYD Co Ltd A Shares (China)	26,500	376,689
Industrials - 1.4%
Electrical Equipment - 0.9%
Sungrow Power Supply Co Ltd A Shares (China)	18,960	498,753
Machinery - 0.5%
UBTech Robotics Corp Ltd H Shares (a)	14,134	184,320
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	17,000	116,428
		300,748
TOTAL INDUSTRIALS		799,501
TOTAL CHINA		1,176,190
DENMARK - 1.0%
Industrials - 1.0%
Air Freight & Logistics - 0.2%
DSV A/S	464	116,548
Electrical Equipment - 0.8%
Vestas Wind Systems A/S	17,236	483,605
TOTAL DENMARK		600,153
FRANCE - 1.0%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	1,261	254,873
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
SOITEC (a)	1,455	301,322
TOTAL FRANCE		556,195
GERMANY - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (a)	1,775	79,999
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (a)	2,447	234,790
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
AIXTRON SE	1,947	132,262
Infineon Technologies AG	3,987	378,030
TOTAL INFORMATION TECHNOLOGY		510,292
Materials - 0.2%
Chemicals - 0.2%
Wacker Chemie AG (a)	1,258	145,706
TOTAL GERMANY		970,787
HONG KONG - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Techtronic Industries Co Ltd	22,819	338,635
ISRAEL - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Enlight Renewable Energy Ltd (a)	1,578	170,029
ITALY - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	2,375	409,134
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems Inc (a)	9,503	454,909
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	564	872,063
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	426	136,895
SOUTH AFRICA - 0.3%
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Scatec ASA (a)(b)(c)	17,179	191,921
UNITED KINGDOM - 0.9%
Industrials - 0.9%
Electrical Equipment - 0.6%
Ceres Power Holdings PLC (a)	29,562	336,205
Professional Services - 0.3%
RELX PLC	6,571	214,438
TOTAL UNITED KINGDOM		550,643
UNITED STATES - 85.8%
Communication Services - 7.1%
Interactive Media & Services - 7.1%
Alphabet Inc Class A	10,932	4,157,877
Consumer Discretionary - 9.0%
Automobiles - 2.8%
Tesla Inc (a)	3,717	1,619,831
Broadline Retail - 2.8%
Amazon.com Inc (a)	4,085	1,105,565
Etsy Inc (a)	7,932	538,742
		1,644,307
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp	1,628	161,432
Household Durables - 0.8%
TopBuild Corp (a)	1,086	453,383
Leisure Products - 0.1%
YETI Holdings Inc (a)	2,407	115,464
Specialty Retail - 2.2%
Lowe's Cos Inc	3,442	737,827
Williams-Sonoma Inc	2,553	519,714
		1,257,541
TOTAL CONSUMER DISCRETIONARY		5,251,958
Consumer Staples - 0.8%
Personal Care Products - 0.8%
Kenvue Inc	26,129	451,509
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp Class A (a)	503	91,782
Financials - 8.1%
Capital Markets - 4.9%
Intercontinental Exchange Inc	1,963	290,230
MarketAxess Holdings Inc	3,584	466,063
Moody's Corp	1,518	688,034
Morgan Stanley	5,948	1,237,184
MSCI Inc	202	127,539
		2,809,050
Consumer Finance - 1.2%
American Express Co	1,099	347,800
Capital One Financial Corp	1,963	368,907
		716,707
Financial Services - 1.3%
Visa Inc Class A	2,373	774,452
Insurance - 0.7%
Marsh & McLennan Cos Inc	2,622	419,441
TOTAL FINANCIALS		4,719,650
Health Care - 12.3%
Biotechnology - 1.6%
Gilead Sciences Inc	6,859	922,055
Health Care Equipment & Supplies - 0.4%
Intuitive Surgical Inc (a)	533	226,333
Health Care Providers & Services - 1.8%
Cencora Inc	1,032	277,979
Elevance Health Inc	2,031	798,569
		1,076,548
Life Sciences Tools & Services - 4.6%
Agilent Technologies Inc	2,519	341,400
Bruker Corp	6,266	369,005
Danaher Corp	3,219	588,015
Mettler-Toledo International Inc (a)	176	207,782
Repligen Corp (a)	2,451	303,801
Thermo Fisher Scientific Inc	1,724	849,088
		2,659,091
Pharmaceuticals - 3.9%
Haleon PLC	135,584	612,084
Johnson & Johnson	3,575	805,555
Ligand Pharmaceuticals Inc (a)	831	192,758
Roche Holding AG	1,636	690,199
		2,300,596
TOTAL HEALTH CARE		7,184,623
Industrials - 13.1%
Building Products - 1.0%
Trane Technologies PLC	1,332	601,132
Commercial Services & Supplies - 1.9%
Clean Harbors Inc (a)	3,145	883,839
Veralto Corp	2,994	246,197
		1,130,036
Construction & Engineering - 1.5%
Fluor Corp (a)	5,215	238,638
Quanta Services Inc	900	640,557
		879,195
Electrical Equipment - 3.5%
Acuity Inc	1,439	439,053
Eaton Corp PLC	1,041	417,025
Generac Holdings Inc (a)	511	142,012
Nextpower Inc Class A (a)	6,116	956,543
		1,954,633
Industrial Conglomerates - 0.5%
3M Co	2,008	307,485
Machinery - 3.2%
Deere & Co	1,794	972,671
Flowserve Corp	4,734	357,464
Ingersoll Rand Inc	4,229	302,966
Proto Labs Inc (a)	3,161	239,477
		1,872,578
Professional Services - 1.5%
KBR Inc	5,855	204,632
UL Solutions Inc Class A	4,959	493,421
Verisk Analytics Inc	1,162	203,338
		901,391
TOTAL INDUSTRIALS		7,646,450
Information Technology - 33.6%
Communications Equipment - 2.1%
Ciena Corp (a)	866	502,480
Lumentum Holdings Inc (a)	369	315,480
Motorola Solutions Inc	1,047	422,234
		1,240,194
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp Class A	3,513	522,594
Flex Ltd (a)	3,530	532,253
Keysight Technologies Inc (a)	3,012	1,019,050
Mirion Technologies Inc Class A (a)	6,884	125,840
		2,199,737
IT Services - 1.3%
IBM Corporation	2,521	750,754
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices Inc (a)	1,694	874,273
Aehr Test Systems (a)	1,693	156,315
Applied Materials Inc	1,412	635,485
First Solar Inc (a)	2,527	775,258
MACOM Technology Solutions Holdings Inc (a)	1,927	702,661
Monolithic Power Systems Inc	222	347,699
NVIDIA Corp	17,445	3,683,337
QUALCOMM Inc	2,247	564,042
		7,739,070
Software - 7.2%
Microsoft Corp	4,811	2,166,105
Palo Alto Networks Inc (a)	2,674	753,239
Samsara Inc Class A (a)	4,824	168,791
Synopsys Inc (a)	751	357,191
Zoom Communications Inc Class A (a)	7,158	727,181
		4,172,507
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	10,985	3,427,979
TOTAL INFORMATION TECHNOLOGY		19,530,241
Materials - 1.6%
Chemicals - 1.1%
Linde PLC	1,062	528,547
Perimeter Solutions Inc (a)	3,192	103,038
		631,585
Metals & Mining - 0.5%
MP Materials Corp (a)	4,689	303,378
TOTAL MATERIALS		934,963
TOTAL UNITED STATES		49,969,053
TOTAL COMMON STOCKS (Cost $36,273,071)		56,851,933

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(d)(e)	400	1,580
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series E2 (d)(e)	713	12,599
TOTAL UNITED STATES		14,179
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,329)		14,179

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,103,657)	3.67	1,103,436	1,103,657

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $37,397,057)	57,969,769
NET OTHER ASSETS (LIABILITIES) - 0.6%	333,973
NET ASSETS - 100.0%	58,303,742

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $191,921 or 0.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $191,921 or 0.3% of net assets.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,179 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	8,329

Illuminated Holdings Inc Series E2	9/27/2023	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	189,361	9,086,570	8,172,252	18,000	(22)	-	1,103,657	1,103,436	0.0%
Total	189,361	9,086,570	8,172,252	18,000	(22)	-	1,103,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,157,877	4,157,877	-	-
Consumer Discretionary	5,708,646	5,708,646	-	-
Consumer Staples	451,509	451,509	-	-
Energy	409,596	409,596	-	-
Financials	4,719,650	4,719,650	-	-
Health Care	7,674,286	6,807,329	866,957	-
Industrials	10,344,516	9,237,339	1,107,177	-
Information Technology	21,805,722	21,427,692	378,030	-
Materials	1,218,181	1,080,669	137,512	-
Utilities	361,950	361,950	-	-

Convertible Preferred Stocks
Information Technology	1,580	-	-	1,580
Materials	12,599	-	-	12,599

Money Market Funds	1,103,657	1,103,657	-	-
Total Investments in Securities:	57,969,769	55,465,914	2,489,676	14,179
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $36,293,400)	$56,866,112
Fidelity Central Funds (cost $1,103,657)	1,103,657

Total Investment in Securities (cost $37,397,057)		$57,969,769
Receivable for investments sold
Regular delivery		54,675
Delayed delivery		5,627
Receivable for fund shares sold		307,674
Dividends receivable		56,763
Distributions receivable from Fidelity Central Funds		2,521
Prepaid expenses		5
Receivable from investment adviser for expense reductions		3,993
Other receivables		384
Total assets		58,401,411
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,627
Payable for fund shares redeemed	3,047
Accrued management fee	40,080
Distribution and service plan fees payable	860
Audit fee payable	45,821
Other payables and accrued expenses	2,234
Total liabilities		97,669
Net Assets		$58,303,742
Net Assets consist of:
Paid in capital		$37,208,890
Total accumulated earnings (loss)		21,094,852
Net Assets		$58,303,742

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,392,900 ÷ 80,416 shares)(a)		$17.32
Maximum offering price per share (100/94.25 of $17.32)		$18.38
Class M :
Net Asset Value and redemption price per share ($724,149 ÷ 42,330 shares)(a)		$17.11
Maximum offering price per share (100/96.50 of $17.11)		$17.73
Class C :
Net Asset Value and offering price per share ($383,090 ÷ 22,956 shares)(a)		$16.69
Fidelity Climate Action Fund :
Net Asset Value, offering price and redemption price per share ($53,186,848 ÷ 3,038,470 shares)		$17.50
Class I :
Net Asset Value, offering price and redemption price per share ($611,399 ÷ 34,923 shares)		$17.51
Class Z :
Net Asset Value, offering price and redemption price per share ($2,005,356 ÷ 113,727 shares)		$17.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$344,272
Income from Fidelity Central Funds		18,000
Total income		362,272
Expenses
Management fee
Basic fee	$355,429
Performance adjustment	(3,303)
Distribution and service plan fees	8,755
Custodian fees and expenses	2,250
Independent trustees' fees and expenses	130
Registration fees	94,917
Audit fees	55,803
Legal	813
Miscellaneous	148
Total expenses before reductions	514,942
Expense reductions	(48,487)
Total expenses after reductions		466,455
Net Investment income (loss)		(104,183)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,999,558
Fidelity Central Funds	(22)
Foreign currency transactions	(1,550)
Total net realized gain (loss)		3,997,986
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,369,208
Assets and liabilities in foreign currencies	157
Total change in net unrealized appreciation (depreciation)		12,369,365
Net gain (loss)		16,367,351
Net increase (decrease) in net assets resulting from operations		$16,263,168
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(104,183)	$(60,996)
Net realized gain (loss)	3,997,986	1,524,836
Change in net unrealized appreciation (depreciation)	12,369,365	249,408
Net increase (decrease) in net assets resulting from operations	16,263,168	1,713,248
Share transactions - net increase (decrease)	6,030,800	3,057,470
Total increase (decrease) in net assets	22,293,968	4,770,718

Net Assets
Beginning of period	36,009,774	31,239,056
End of period	$58,303,742	$36,009,774

Financial Highlights
Fidelity Advisor® Climate Action Fund Class A

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$11.45	$8.85	$8.88	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.07)	(.05)	(.02)	- D	(.02)
Net realized and unrealized gain (loss)	5.29	.70	2.62	(.03)	(1.10)
Total from investment operations	5.22	.65	2.60	(.03)	(1.12)
Net asset value, end of period	$17.32	$12.10	$11.45	$8.85	$8.88
Total Return E,F,G	43.14%	5.68%	29.38%	(.34)%	(11.20)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.45%	1.48%	1.74%	1.95%	2.95% J
Expenses net of fee waivers, if any	1.30%	1.30%	1.30%	1.30%	1.29% J
Expenses net of all reductions, if any	1.30%	1.30%	1.30%	1.30%	1.29% J
Net investment income (loss)	(.47)%	(.40)%	(.22)%	(.05)%	(.19)% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,393	$890	$833	$449	$405
Portfolio turnover rate K	31%	39%	85%	51%	57% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class M

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.37	$8.81	$8.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.10)	(.08)	(.05)	(.03)	(.04)
Net realized and unrealized gain (loss)	5.23	.69	2.61	(.02)	(1.10)
Total from investment operations	5.13	.61	2.56	(.05)	(1.14)
Net asset value, end of period	$17.11	$11.98	$11.37	$8.81	$8.86
Total Return D,E,F	42.82%	5.36%	29.06%	(.56)%	(11.40)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.66%	1.74%	1.94%	2.04%	3.33% I
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55%	1.55% I
Expenses net of all reductions, if any	1.55%	1.55%	1.55%	1.55%	1.55% I
Net investment income (loss)	(.72)%	(.65)%	(.47)%	(.30)%	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$724	$618	$563	$431	$132
Portfolio turnover rate J	31%	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class C

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$11.20	$8.72	$8.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.17)	(.13)	(.09)	(.07)	(.09)
Net realized and unrealized gain (loss)	5.12	.67	2.57	(.03)	(1.09)
Total from investment operations	4.95	.54	2.48	(.10)	(1.18)
Net asset value, end of period	$16.69	$11.74	$11.20	$8.72	$8.82
Total Return D,E,F	42.16%	4.82%	28.44%	(1.13)%	(11.80)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.19%	2.22%	2.50%	2.63%	3.55% I
Expenses net of fee waivers, if any	2.05%	2.05%	2.05%	2.05%	2.04% I
Expenses net of all reductions, if any	2.05%	2.05%	2.05%	2.05%	2.04% I
Net investment income (loss)	(1.22)%	(1.15)%	(.97)%	(.80)%	(.94)% I
Supplemental Data
Net assets, end of period (000 omitted)	$383	$229	$289	$199	$265
Portfolio turnover rate J	31%	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Climate Action Fund

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.02)	- D	.02	.01
Net realized and unrealized gain (loss)	5.34	.69	2.65	(.03)	(1.11)
Total from investment operations	5.31	.67	2.65	(.01)	(1.10)
Distributions from net investment income	-	-	(.02)	- D	-
Total distributions	-	-	(.02)	- D	-
Net asset value, end of period	$17.50	$12.19	$11.52	$8.89	$8.90
Total Return E,F	43.56%	5.82%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.16%	1.21%	1.48%	1.68%	2.66% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05%	1.05%	1.05% I
Expenses net of all reductions, if any	1.05%	1.05%	1.05%	1.05%	1.05% I
Net investment income (loss)	(.22)%	(.15)%	.03%	.20%	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$53,187	$32,696	$27,766	$21,237	$19,057
Portfolio turnover rate J	31%	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class I

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.52	$8.89	$8.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.02)	- D	.02	.01
Net realized and unrealized gain (loss)	5.35	.69	2.65	(.03)	(1.11)
Total from investment operations	5.32	.67	2.65	(.01)	(1.10)
Distributions from net investment income	-	-	(.02)	- D	-
Total distributions	-	-	(.02)	- D	-
Net asset value, end of period	$17.51	$12.19	$11.52	$8.89	$8.90
Total Return E,F	43.64%	5.82%	29.79%	(.08)%	(11.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.17%	1.24%	1.35%	1.55%	2.93% I
Expenses net of fee waivers, if any	1.05%	1.05%	1.05%	1.04%	1.04% I
Expenses net of all reductions, if any	1.05%	1.05%	1.05%	1.04%	1.04% I
Net investment income (loss)	(.22)%	(.15)%	.03%	.20%	.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$611	$265	$903	$300	$192
Portfolio turnover rate J	31%	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Climate Action Fund Class Z

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$11.57	$8.92	$8.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	.02	.03	.02
Net realized and unrealized gain (loss)	5.37	.70	2.65	(.02)	(1.11)
Total from investment operations	5.36	.70	2.67	.01	(1.09)
Distributions from net investment income	-	-	(.02)	- D	-
Total distributions	-	-	(.02)	- D	-
Net asset value, end of period	$17.63	$12.27	$11.57	$8.92	$8.91
Total Return E,F	43.68%	6.05%	29.91%	.15%	(10.90)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05%	1.09%	1.32%	1.40%	3.00% I
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	.90% I
Expenses net of all reductions, if any	.90%	.90%	.90%	.89%	.90% I
Net investment income (loss)	(.07)%	-% J	.18%	.35%	.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,005	$1,311	$884	$270	$109
Portfolio turnover rate K	31%	39%	85%	51%	57% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Climate Action Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Climate Action, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Because the Fund focuses its investments in equity securities of climate aware companies, it will be more susceptible to events or factors affecting these companies. The Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory, and economic developments.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,919,477
Gross unrealized depreciation	(1,396,888)
Net unrealized appreciation (depreciation)	$20,522,589
Tax Cost	$37,447,180

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$624,790
Net unrealized appreciation (depreciation) on securities and other investments	$20,524,226

The Fund intends to elect to defer to its next fiscal year $54,162 of ordinary losses recognized during the period January 1, 2026 to May 31, 2026.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Climate Action Fund	18,387,555	13,641,880
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.84
Class C	.87
Fidelity Climate Action Fund	.87
Class I	.79
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.84
Class C	.86
Fidelity Climate Action Fund	.81
Class I	.79
Class Z	.71

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Climate Action Fund	MSCI World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Climate Action Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.01)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,765	-
Class M	.25%	.25%	3,494	30
Class C	.75%	.25%	2,496	998
			8,755	1,028

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,893
Class M	34
Class CA	8
1,935
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Climate Action Fund	85

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Climate Action Fund	322,927	501,957	49,171
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Climate Action Fund	50
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2027. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	1,683
Class M	1.55%	757
Class C	2.05%	363
Fidelity Climate Action Fund	1.05%	42,605
Class I	1.05%	415
Class Z	.90%	2,418
		48,241
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $246.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2026	Year ended May 31, 2025	Year ended May 31, 2026	Year ended May 31, 2025
Fidelity Climate Action Fund
Class A
Shares sold	26,033	30,022	$373,254	$352,653
Shares redeemed	(19,182)	(29,230)	(274,123)	(336,063)
Net increase (decrease)	6,851	792	$99,131	$16,590
Class M
Shares sold	1,445	12,366	$21,330	$150,845
Shares redeemed	(10,730)	(10,309)	(154,759)	(125,208)
Net increase (decrease)	(9,285)	2,057	$(133,429)	$25,637
Class C
Shares sold	8,879	5,495	$136,932	$63,506
Shares redeemed	(5,434)	(11,761)	(72,340)	(135,780)
Net increase (decrease)	3,445	(6,266)	$64,592	$(72,274)
Fidelity Climate Action Fund
Shares sold	902,087	1,055,647	$13,607,967	$12,751,165
Shares redeemed	(544,816)	(785,482)	(7,916,203)	(9,369,491)
Net increase (decrease)	357,271	270,165	$5,691,764	$3,381,674
Class I
Shares sold	23,124	8,010	$348,938	$95,373
Shares redeemed	(9,921)	(64,717)	(136,779)	(751,698)
Net increase (decrease)	13,203	(56,707)	$212,159	$(656,325)
Class Z
Shares sold	14,248	63,404	$203,932	$741,845
Shares redeemed	(7,423)	(32,960)	(107,349)	(379,677)
Net increase (decrease)	6,825	30,444	$96,583	$362,168
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Climate Action Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Climate Action Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $627,857, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Climate Action Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9901890.104
CLA-ANN-0726
Fidelity® Sustainable U.S. Equity Fund

Annual Report
May 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable U.S. Equity Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Brambles Ltd	10,197	121,443
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	933	273,913
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	1,386	186,348
CANADA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	684	158,446
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	3,340	184,327
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	13,020	151,562
ITALY - 1.2%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	2,062	198,374
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	1,346	231,871
TOTAL ITALY		430,245
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	9,851	274,229
NETHERLANDS - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV depository receipt	114	183,855
NXP Semiconductors NV	937	301,105

TOTAL NETHERLANDS		484,960
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	998	417,613
UNITED KINGDOM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	1,384	257,246
UNITED STATES - 88.5%
Communication Services - 6.8%
Entertainment - 1.0%
Netflix Inc (a)	4,515	388,380
Interactive Media & Services - 5.8%
Alphabet Inc Class A	5,412	2,058,400
TOTAL COMMUNICATION SERVICES		2,446,780
Consumer Discretionary - 9.8%
Automobiles - 0.7%
Tesla Inc (a)	586	255,373
Broadline Retail - 4.7%
Amazon.com Inc (a)	6,186	1,674,179
Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings Inc	1,070	350,596
Starbucks Corp	2,292	227,275
Viking Holdings Ltd (a)	2,525	232,578
		810,449
Household Durables - 0.9%
PulteGroup Inc	1,147	135,552
SharkNinja Inc (a)	1,638	199,656
		335,208
Specialty Retail - 0.7%
TJX Cos Inc/The	1,656	256,266
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (a)	1,611	183,412
TOTAL CONSUMER DISCRETIONARY		3,514,887
Consumer Staples - 5.1%
Beverages - 2.1%
Coca-Cola Co/The	5,961	470,980
Keurig Dr Pepper Inc	9,283	278,768
		749,748
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores Inc	287	220,169
US Foods Holding Corp (a)	2,019	165,255
		385,424
Household Products - 0.8%
Procter & Gamble Co/The	2,018	289,704
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	2,624	233,405
Kenvue Inc	9,651	166,769
		400,174
TOTAL CONSUMER STAPLES		1,825,050
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Inc	766	172,242
ConocoPhillips	1,764	201,061
TOTAL ENERGY		373,303
Financials - 7.8%
Banks - 4.0%
Bank of America Corp	7,615	392,934
JPMorgan Chase & Co	2,207	660,578
Wells Fargo & Co	4,617	358,002
		1,411,514
Capital Markets - 0.9%
Bank of New York Mellon Corp/The	2,363	329,473
Financial Services - 1.2%
Mastercard Inc Class A	890	439,642
Insurance - 1.7%
Arthur J Gallagher & Co	1,315	264,460
Chubb Ltd	1,136	354,125
		618,585
TOTAL FINANCIALS		2,799,214
Health Care - 10.4%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (a)	611	184,510
Biogen Inc (a)	961	188,356
Gilead Sciences Inc	2,602	349,787
		722,653
Health Care Equipment & Supplies - 0.5%
TransMedics Group Inc (a)	2,723	182,985
Health Care Providers & Services - 1.6%
BrightSpring Health Services Inc (a)	3,869	238,640
CVS Health Corp	2,538	230,907
UnitedHealth Group Inc	296	112,572
		582,119
Life Sciences Tools & Services - 1.8%
Danaher Corp	1,362	248,797
Thermo Fisher Scientific Inc	783	385,635
		634,432
Pharmaceuticals - 4.5%
Elanco Animal Health Inc (a)	8,274	197,335
Eli Lilly & Co	698	771,290
Johnson & Johnson	1,877	422,944
Viatris Inc	11,714	190,470
		1,582,039
TOTAL HEALTH CARE		3,704,228
Industrials - 10.9%
Aerospace & Defense - 1.3%
Boeing Co (a)	1,052	243,170
Howmet Aerospace Inc	917	236,815
		479,985
Building Products - 1.4%
Builders FirstSource Inc (a)	626	47,738
Tecnoglass Inc	4,440	191,320
Trane Technologies PLC	616	278,001
		517,059
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (a)	619	173,958
Construction & Engineering - 1.6%
EMCOR Group Inc	269	222,415
Quanta Services Inc	459	326,684
		549,099
Electrical Equipment - 3.4%
Eaton Corp PLC	658	263,595
GE Vernova Inc	456	441,554
Nextpower Inc Class A (a)	1,416	221,462
Vertiv Holdings Co Class A	834	263,302
		1,189,913
Machinery - 2.7%
Cummins Inc	600	387,978
Parker-Hannifin Corp	403	340,386
Westinghouse Air Brake Technologies Corp	827	215,979
		944,343
TOTAL INDUSTRIALS		3,854,357
Information Technology - 32.8%
Communications Equipment - 1.2%
Cisco Systems Inc	3,489	420,145
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp (a)	826	298,574
IT Services - 0.8%
IBM Corporation	977	290,951
Semiconductors & Semiconductor Equipment - 14.8%
Broadcom Inc	848	378,861
First Solar Inc (a)	695	213,219
KLA Corp	223	428,541
Lam Research Corp	1,628	517,997
Micron Technology Inc	1,050	1,019,550
NVIDIA Corp	12,755	2,693,092
		5,251,260
Software - 6.1%
Autodesk Inc (a)	978	226,221
Microsoft Corp	3,827	1,723,069
Synopsys Inc (a)	468	222,590
		2,171,880
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	7,701	2,403,174
Dell Technologies Inc Class C	1,031	433,958
Western Digital Corp	777	412,750
		3,249,882
TOTAL INFORMATION TECHNOLOGY		11,682,692
Materials - 1.7%
Chemicals - 0.6%
Corteva Inc	2,821	220,828
Construction Materials - 0.5%
James Hardie Industries PLC (a)	7,465	173,785
Metals & Mining - 0.6%
Steel Dynamics Inc	873	227,111
TOTAL MATERIALS		621,724
Real Estate - 1.6%
Health Care REITs - 0.7%
Welltower Inc	1,181	242,495
Real Estate Management & Development - 0.3%
Cushman & Wakefield Ltd	9,025	112,271
Specialized REITs - 0.6%
American Tower Corp	1,125	210,330
TOTAL REAL ESTATE		565,096
Utilities - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp	756	217,539
TOTAL UNITED STATES		31,604,870
TOTAL COMMON STOCKS (Cost $23,007,185)		34,545,202

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Somatus Inc Series E (a)(b)(c) (Cost $32,287)	37	47,477

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,161,351)	3.67	1,161,119	1,161,351

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $24,200,823)	35,754,030
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(32,101)
NET ASSETS - 100.0%	35,721,929

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,477 or 0.1% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	269,701	8,664,449	7,772,767	24,544	(32)	-	1,161,351	1,161,119	0.0%
Total	269,701	8,664,449	7,772,767	24,544	(32)	-	1,161,351

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,446,780	2,446,780	-	-
Consumer Discretionary	3,864,823	3,713,261	151,562	-
Consumer Staples	1,825,050	1,825,050	-	-
Energy	373,303	373,303	-	-
Financials	2,799,214	2,799,214	-	-
Health Care	4,235,387	4,235,387	-	-
Industrials	4,207,671	3,975,800	231,871	-
Information Technology	12,859,494	12,585,265	274,229	-
Materials	1,150,845	1,150,845	-	-
Real Estate	565,096	565,096	-	-
Utilities	217,539	217,539	-	-

Convertible Preferred Stocks
Health Care	47,477	-	-	47,477

Money Market Funds	1,161,351	1,161,351	-	-
Total Investments in Securities:	35,754,030	35,048,891	657,662	47,477
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $23,039,472)	$34,592,679
Fidelity Central Funds (cost $1,161,351)	1,161,351

Total Investment in Securities (cost $24,200,823)		$35,754,030
Cash		17,715
Foreign currency held at value (cost $15)		15
Receivable for fund shares sold		16,134
Dividends receivable		21,295
Distributions receivable from Fidelity Central Funds		3,457
Prepaid expenses		4
Receivable from investment adviser for expense reductions		2,652
Other receivables		215
Total assets		35,815,517
Liabilities
Payable for investments purchased	$8,768
Payable for fund shares redeemed	20,005
Accrued management fee	17,063
Distribution and service plan fees payable	1,182
Audit fee payable	45,821
Other payables and accrued expenses	749
Total liabilities		93,588
Net Assets		$35,721,929
Net Assets consist of:
Paid in capital		$25,464,082
Total accumulated earnings (loss)		10,257,847
Net Assets		$35,721,929

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,493,532 ÷ 146,182 shares)(a)		$17.06
Maximum offering price per share (100/94.25 of $17.06)		$18.10
Class M :
Net Asset Value and redemption price per share ($576,018 ÷ 33,977 shares)(a)		$16.95
Maximum offering price per share (100/96.50 of $16.95)		$17.56
Class C :
Net Asset Value and offering price per share ($563,649 ÷ 33,934 shares)(a)		$16.61
Fidelity Sustainable U.S. Equity Fund :
Net Asset Value, offering price and redemption price per share ($31,054,120 ÷ 1,811,794 shares)		$17.14
Class I :
Net Asset Value, offering price and redemption price per share ($673,517 ÷ 39,338 shares)		$17.12
Class Z :
Net Asset Value, offering price and redemption price per share ($361,093 ÷ 20,938 shares)		$17.25
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$233,997
Interest		21
Income from Fidelity Central Funds		24,544
Total income		258,562
Expenses
Management fee
Basic fee	$202,731
Performance adjustment	(20,740)
Distribution and service plan fees	12,086
Custodian fees and expenses	2,509
Independent trustees' fees and expenses	94
Registration fees	93,966
Audit fees	58,187
Legal	362
Miscellaneous	120
Total expenses before reductions	349,315
Expense reductions	(62,512)
Total expenses after reductions		286,803
Net Investment income (loss)		(28,241)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	280,678
Fidelity Central Funds	(32)
Foreign currency transactions	832
Futures contracts	20,972
Total net realized gain (loss)		302,450
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,450,701
Assets and liabilities in foreign currencies	(197)
Total change in net unrealized appreciation (depreciation)		8,450,504
Net gain (loss)		8,752,954
Net increase (decrease) in net assets resulting from operations		$8,724,713
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(28,241)	$46,873
Net realized gain (loss)	302,450	3,179,184
Change in net unrealized appreciation (depreciation)	8,450,504	(1,729,055)
Net increase (decrease) in net assets resulting from operations	8,724,713	1,497,002
Distributions to shareholders	-	(101,629)

Share transactions - net increase (decrease)	(60,842)	(1,191,998)
Total increase (decrease) in net assets	8,663,871	203,375

Net Assets
Beginning of period	27,058,058	26,854,683
End of period	$35,721,929	$27,058,058

Financial Highlights
Fidelity Advisor® Sustainable U.S. Equity Fund Class A

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$12.22	$9.70	$9.38	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.01)	.02	.05 D	- E
Net realized and unrealized gain (loss)	4.23	.69	2.53	.31	(.58)
Total from investment operations	4.18	.68	2.55	.36	(.58)
Distributions from net investment income	-	(.02)	(.03)	(.04)	-
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.02)	(.03)	(.04)	(.04)
Net asset value, end of period	$17.06	$12.88	$12.22	$9.70	$9.38
Total Return F,G,H	32.45%	5.55%	26.27%	3.90%	(5.87)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.40%	1.49%	1.65%	1.97%	3.52% K
Expenses net of fee waivers, if any	1.15%	1.15%	1.15%	1.15%	1.14% K
Expenses net of all reductions, if any	1.15%	1.15%	1.15%	1.15%	1.14% K
Net investment income (loss)	(.30)%	(.04)%	.22%	.56% D	-% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$2,494	$1,577	$1,163	$642	$633
Portfolio turnover rate M	51%	64% N	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class M

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$12.19	$9.68	$9.37	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.04)	- D	.03 E	(.02)
Net realized and unrealized gain (loss)	4.20	.68	2.51	.31	(.59)
Total from investment operations	4.12	.64	2.51	.34	(.61)
Distributions from net investment income	-	-	- D	(.03)	-
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	-	-	- D	(.03)	(.02)
Net asset value, end of period	$16.95	$12.83	$12.19	$9.68	$9.37
Total Return F,G,H	32.11%	5.25%	25.95%	3.66%	(6.10)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.66%	1.71%	1.89%	2.19%	4.05% K
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.39% K
Expenses net of all reductions, if any	1.40%	1.40%	1.40%	1.40%	1.39% K
Net investment income (loss)	(.55)%	(.30)%	(.03)%	.31% E	(.26)% K
Supplemental Data
Net assets, end of period (000 omitted)	$576	$392	$424	$351	$258
Portfolio turnover rate L	51%	64% M	45%	37%	55% K

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class C

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.64	$12.06	$9.62	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.15)	(.10)	(.06)	(.02) D	(.07)
Net realized and unrealized gain (loss)	4.12	.68	2.50	.31	(.58)
Total from investment operations	3.97	.58	2.44	.29	(.65)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	-	-	-	(.01)	(.01)
Net asset value, end of period	$16.61	$12.64	$12.06	$9.62	$9.34
Total Return E,F,G	31.41%	4.81%	25.36%	3.07%	(6.53)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	2.16%	2.20%	2.38%	2.71%	4.65% J
Expenses net of fee waivers, if any	1.90%	1.90%	1.90%	1.90%	1.89% J
Expenses net of all reductions, if any	1.90%	1.90%	1.90%	1.90%	1.89% J
Net investment income (loss)	(1.05)%	(.80)%	(.53)%	(.20)% D	(.75)% J
Supplemental Data
Net assets, end of period (000 omitted)	$564	$455	$506	$305	$273
Portfolio turnover rate K	51%	64% L	45%	37%	55% J

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.46)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Sustainable U.S. Equity Fund

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	4.24	.68	2.53	.31	(.57)
Total from investment operations	4.23	.71	2.58	.38	(.55)
Distributions from net investment income	-	(.05)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.05)	(.05)	(.06)	(.05)
Net asset value, end of period	$17.14	$12.91	$12.25	$9.72	$9.40
Total Return E,F	32.77%	5.78%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10%	1.16%	1.38%	1.70%	3.21% I
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	.89% I
Expenses net of all reductions, if any	.90%	.90%	.90%	.90%	.89% I
Net investment income (loss)	(.05)%	.20%	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,054	$23,986	$24,205	$16,265	$14,669
Portfolio turnover rate J	51%	64% K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class I

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$12.25	$9.72	$9.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.03	.05	.07 D	.02
Net realized and unrealized gain (loss)	4.23	.68	2.53	.31	(.57)
Total from investment operations	4.22	.71	2.58	.38	(.55)
Distributions from net investment income	-	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.06)	(.05)	(.06)	(.05)
Net asset value, end of period	$17.12	$12.90	$12.25	$9.72	$9.40
Total Return E,F	32.71%	5.81%	26.58%	4.14%	(5.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10%	1.17%	1.27%	1.58%	3.76% I
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%	.90% I
Expenses net of all reductions, if any	.90%	.90%	.90%	.90%	.90% I
Net investment income (loss)	(.05)%	.21%	.47%	.80% D	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$674	$347	$193	$124	$116
Portfolio turnover rate J	51%	64% K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Sustainable U.S. Equity Fund Class Z

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$12.30	$9.74	$9.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.05	.07	.09 D	.04
Net realized and unrealized gain (loss)	4.27	.68	2.54	.30	(.58)
Total from investment operations	4.28	.73	2.61	.39	(.54)
Distributions from net investment income	-	(.06)	(.05)	(.06)	(.01)
Distributions from net realized gain	-	-	-	-	(.04)
Total distributions	-	(.06)	(.05)	(.06)	(.05)
Net asset value, end of period	$17.25	$12.97	$12.30	$9.74	$9.41
Total Return E,F	33.00%	5.96%	26.83%	4.24%	(5.48)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00%	1.03%	1.21%	1.51%	3.72% I
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75% I
Expenses net of all reductions, if any	.75%	.75%	.75%	.75%	.75% I
Net investment income (loss)	.10%	.35%	.62%	.96% D	.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$361	$300	$364	$130	$113
Portfolio turnover rate J	51%	64% K	45%	37%	55% I

AFor the period June 15, 2021 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .69%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable U.S. Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,284,058
Gross unrealized depreciation	(791,092)
Net unrealized appreciation (depreciation)	$11,492,966
Tax Cost	$24,261,064

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(1,227,484)
Net unrealized appreciation (depreciation) on securities and other investments	$11,493,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,227,484)
Total capital loss carryforward	$(1,227,484)

The Fund intends to elect to defer to its next fiscal year $7,859 of ordinary losses recognized during the period January 1, 2026 to May 31, 2026.

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$-	$101,629

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable U.S. Equity Fund	15,155,855	16,035,789

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Sustainable U.S. Equity Fund	902,408	3,798,807	12,200,784
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Fidelity Sustainable U.S. Equity Fund	.72
Class I	.65
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Fidelity Sustainable U.S. Equity Fund	.66
Class I	.65
Class Z	.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable U.S. Equity Fund	Russell 3000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable U.S. Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.07)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,803	515
Class M	.25%	.25%	2,338	432
Class C	.75%	.25%	4,945	2,280
			12,086	3,227

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,956
Class M	286
Class CA	6
3,248

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable U.S. Equity Fund	89

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable U.S. Equity Fund	878,428	1,444,045	135,207
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Sustainable U.S. Equity Fund	36
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through September 30, 2027. Some expenses, for example the compensation of the independent Trustees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	4,849
Class M	1.40%	1,196
Class C	1.90%	1,267
Fidelity Sustainable U.S. Equity Fund	.90%	53,121
Class I	.90%	1,017
Class Z	.75%	803
		62,253

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $259.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended May 31, 2026	Year ended May 31, 2025
Fidelity Sustainable U.S. Equity Fund
Distributions to shareholders
Class A	$ -	$1,882
Fidelity Sustainable U.S. Equity Fund	-	96,395
Class I	-	1,524
Class Z	-	1,828
Total	$ -	$101,629
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended May 31, 2026	Year ended May 31, 2025	Year ended May 31, 2026	Year ended May 31, 2025
Fidelity Sustainable U.S. Equity Fund
Class A
Shares sold	40,206	49,443	$614,425	$649,453
Reinvestment of distributions	-	143	-	1,882
Shares redeemed	(16,472)	(22,324)	(245,959)	(290,958)
Net increase (decrease)	23,734	27,262	$368,466	$360,377
Class M
Shares sold	4,822	1,291	$71,292	$16,201
Shares redeemed	(1,392)	(5,486)	(21,068)	(70,699)
Net increase (decrease)	3,430	(4,195)	$50,224	$(54,498)
Class C
Shares sold	6,136	13,421	$90,189	$163,043
Shares redeemed	(8,236)	(19,373)	(118,628)	(244,664)
Net increase (decrease)	(2,100)	(5,952)	$(28,439)	$(81,621)
Fidelity Sustainable U.S. Equity Fund
Shares sold	290,430	1,286,442	$4,375,031	$17,085,843
Reinvestment of distributions	-	6,476	-	84,832
Shares redeemed	(336,503)	(1,411,500)	(4,977,345)	(18,655,453)
Net increase (decrease)	(46,073)	(118,582)	$(602,314)	$(1,484,778)
Class I
Shares sold	16,249	12,018	$240,481	$159,900
Reinvestment of distributions	-	116	-	1,524
Shares redeemed	(3,828)	(973)	(57,374)	(11,987)
Net increase (decrease)	12,421	11,161	$183,107	$149,437
Class Z
Shares sold	2,018	785	$30,638	$10,036
Reinvestment of distributions	-	68	-	891
Shares redeemed	(4,218)	(7,305)	(62,524)	(91,842)
Net increase (decrease)	(2,200)	(6,452)	$(31,886)	$(80,915)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Sustainable U.S. Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable U.S. Equity Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 15, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable U.S. Equity Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9901904.104
SUS-ANN-0726
Fidelity® SAI Sustainable U.S. Equity Fund

Annual Report
May 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable U.S. Equity Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Brambles Ltd	161,153	1,919,282
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	14,975	4,396,404
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	22,380	3,008,999
CANADA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	11,071	2,564,563
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	53,800	2,969,102
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	210,700	2,452,690
ITALY - 1.2%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	33,223	3,196,208
Industrials - 0.7%
Electrical Equipment - 0.7%
Prysmian SpA	21,700	3,738,195
TOTAL ITALY		6,934,403
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	158,000	4,398,358
NETHERLANDS - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV depository receipt	1,800	2,902,968
NXP Semiconductors NV	15,031	4,830,212

TOTAL NETHERLANDS		7,733,180
TAIWAN - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,947	6,673,022
UNITED KINGDOM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC	22,171	4,120,958
UNITED STATES - 87.9%
Communication Services - 6.8%
Entertainment - 1.1%
Netflix Inc (a)	72,060	6,198,601
Interactive Media & Services - 5.7%
Alphabet Inc Class A	86,708	32,978,521
TOTAL COMMUNICATION SERVICES		39,177,122
Consumer Discretionary - 9.8%
Automobiles - 0.7%
Tesla Inc (a)	9,300	4,052,847
Broadline Retail - 4.7%
Amazon.com Inc (a)	99,163	26,837,474
Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings Inc	17,113	5,607,246
Starbucks Corp	36,800	3,649,088
Viking Holdings Ltd (a)	40,600	3,739,666
		12,996,000
Household Durables - 0.9%
PulteGroup Inc	18,135	2,143,194
SharkNinja Inc (a)	25,500	3,108,195
		5,251,389
Specialty Retail - 0.7%
TJX Cos Inc/The	26,614	4,118,517
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (a)	25,900	2,948,715
TOTAL CONSUMER DISCRETIONARY		56,204,942
Consumer Staples - 5.1%
Beverages - 2.1%
Coca-Cola Co/The	95,603	7,553,593
Keurig Dr Pepper Inc	148,700	4,465,461
		12,019,054
Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores Inc	4,600	3,528,844
US Foods Holding Corp (a)	32,600	2,668,310
		6,197,154
Household Products - 0.8%
Procter & Gamble Co/The	32,300	4,636,988
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	42,200	3,753,690
Kenvue Inc	155,700	2,690,496
		6,444,186
TOTAL CONSUMER STAPLES		29,297,382
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Inc	12,368	2,781,068
ConocoPhillips	28,400	3,237,032
TOTAL ENERGY		6,018,100
Financials - 7.8%
Banks - 4.0%
Bank of America Corp	122,510	6,321,516
JPMorgan Chase & Co	35,400	10,595,575
Wells Fargo & Co	73,752	5,718,730
		22,635,821
Capital Markets - 0.9%
Bank of New York Mellon Corp/The	37,700	5,256,511
Financial Services - 1.2%
Mastercard Inc Class A	14,293	7,060,456
Insurance - 1.7%
Arthur J Gallagher & Co	21,090	4,241,410
Chubb Ltd	18,176	5,666,004
		9,907,414
TOTAL FINANCIALS		44,860,202
Health Care - 10.3%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (a)	9,815	2,963,934
Biogen Inc (a)	15,500	3,038,000
Gilead Sciences Inc	41,666	5,601,160
		11,603,094
Health Care Equipment & Supplies - 0.5%
TransMedics Group Inc (a)	43,005	2,889,936
Health Care Providers & Services - 1.6%
BrightSpring Health Services Inc (a)	62,100	3,830,328
CVS Health Corp	40,700	3,702,886
UnitedHealth Group Inc	4,756	1,808,754
		9,341,968
Life Sciences Tools & Services - 1.8%
Danaher Corp	21,884	3,997,550
Thermo Fisher Scientific Inc	12,555	6,183,463
		10,181,013
Pharmaceuticals - 4.4%
Elanco Animal Health Inc (a)	133,100	3,174,435
Eli Lilly & Co	11,217	12,394,786
Johnson & Johnson	30,000	6,759,900
Viatris Inc	175,396	2,851,939
		25,181,060
TOTAL HEALTH CARE		59,197,071
Industrials - 10.5%
Aerospace & Defense - 1.3%
Boeing Co (a)	16,969	3,922,385
Howmet Aerospace Inc	14,801	3,822,358
		7,744,743
Building Products - 1.2%
Builders FirstSource Inc (a)	10,283	784,182
Tecnoglass Inc	34,166	1,472,213
Trane Technologies PLC	9,777	4,412,360
		6,668,755
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (a)	9,800	2,754,093
Construction & Engineering - 1.5%
EMCOR Group Inc	4,271	3,531,348
Quanta Services Inc	7,325	5,213,422
		8,744,770
Electrical Equipment - 3.4%
Eaton Corp PLC	10,622	4,255,173
GE Vernova Inc	7,250	7,020,321
Nextpower Inc Class A (a)	22,900	3,581,560
Vertiv Holdings Co Class A	13,454	4,247,562
		19,104,616
Machinery - 2.6%
Cummins Inc	9,600	6,207,648
Parker-Hannifin Corp	6,460	5,456,310
Westinghouse Air Brake Technologies Corp	13,113	3,424,591
		15,088,549
TOTAL INDUSTRIALS		60,105,526
Information Technology - 32.7%
Communications Equipment - 1.2%
Cisco Systems Inc	56,000	6,743,520
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp (a)	13,200	4,771,404
IT Services - 0.8%
IBM Corporation	15,700	4,675,460
Semiconductors & Semiconductor Equipment - 14.7%
Broadcom Inc	13,550	6,053,734
First Solar Inc (a)	11,000	3,374,689
KLA Corp	3,600	6,918,156
Lam Research Corp	26,167	8,325,816
Micron Technology Inc	16,784	16,297,264
NVIDIA Corp	204,440	43,165,462
		84,135,121
Software - 6.1%
Autodesk Inc (a)	15,800	3,654,698
Microsoft Corp	61,357	27,625,376
Synopsys Inc (a)	7,400	3,519,588
		34,799,662
Technology Hardware, Storage & Peripherals - 9.1%
Apple Inc	123,450	38,523,807
Dell Technologies Inc Class C	16,600	6,987,106
Western Digital Corp	12,400	6,587,004
		52,097,917
TOTAL INFORMATION TECHNOLOGY		187,223,084
Materials - 1.7%
Chemicals - 0.6%
Corteva Inc	45,397	3,553,677
Construction Materials - 0.5%
James Hardie Industries PLC (a)	120,573	2,806,939
Metals & Mining - 0.6%
Steel Dynamics Inc	14,100	3,668,116
TOTAL MATERIALS		10,028,732
Real Estate - 1.6%
Health Care REITs - 0.7%
Welltower Inc	18,919	3,884,638
Real Estate Management & Development - 0.3%
Cushman & Wakefield Ltd	145,800	1,813,752
Specialized REITs - 0.6%
American Tower Corp	18,100	3,383,976
TOTAL REAL ESTATE		9,082,366
Utilities - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp	12,172	3,502,492
TOTAL UNITED STATES		504,697,019
TOTAL COMMON STOCKS (Cost $412,253,122)		551,867,980

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $22,072,254)	3.67	22,067,841	22,072,254

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $434,325,376)	573,940,234
NET OTHER ASSETS (LIABILITIES) - 0.1%	574,317
NET ASSETS - 100.0%	574,514,551

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,652,110	187,479,721	171,059,545	406,247	(32)	-	22,072,254	22,067,841	0.0%
Total	5,652,110	187,479,721	171,059,545	406,247	(32)	-	22,072,254

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	39,177,122	39,177,122	-	-
Consumer Discretionary	61,853,840	59,401,150	2,452,690	-
Consumer Staples	29,297,382	29,297,382	-	-
Energy	6,018,100	6,018,100	-	-
Financials	44,860,202	44,860,202	-	-
Health Care	67,714,433	67,714,433	-	-
Industrials	65,763,003	62,024,808	3,738,195	-
Information Technology	206,027,644	201,629,286	4,398,358	-
Materials	18,571,396	18,571,396	-	-
Real Estate	9,082,366	9,082,366	-	-
Utilities	3,502,492	3,502,492	-	-

Money Market Funds	22,072,254	22,072,254	-	-
Total Investments in Securities:	573,940,234	563,350,991	10,589,243	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $412,253,122)	$551,867,980
Fidelity Central Funds (cost $22,072,254)	22,072,254

Total Investment in Securities (cost $434,325,376)		$573,940,234
Foreign currency held at value (cost $211)		212
Receivable for fund shares sold		1,320,098
Dividends receivable		309,441
Distributions receivable from Fidelity Central Funds		63,877
Prepaid expenses		42
Other receivables		3,793
Total assets		575,637,697
Liabilities
Payable for investments purchased	$531,240
Payable for fund shares redeemed	298,706
Accrued management fee	231,793
Other payables and accrued expenses	61,407
Total liabilities		1,123,146
Net Assets		$574,514,551
Net Assets consist of:
Paid in capital		$437,262,578
Total accumulated earnings (loss)		137,251,973
Net Assets		$574,514,551
Net Asset Value, offering price and redemption price per share ($574,514,551 ÷ 34,535,081 shares)		$16.64
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$3,167,542
Interest		14,733
Income from Fidelity Central Funds		406,247
Total income		3,588,522
Expenses
Management fee	$2,053,483
Custodian fees and expenses	9,529
Independent trustees' fees and expenses	1,157
Registration fees	69,796
Audit fees	46,331
Legal	4,750
Miscellaneous	924
Total expenses before reductions	2,185,970
Expense reductions	(2,239)
Total expenses after reductions		2,183,731
Net Investment income (loss)		1,404,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,227,938)
Fidelity Central Funds	(32)
Foreign currency transactions	11,865
Futures contracts	524,735
Total net realized gain (loss)		(691,370)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	119,087,863
Assets and liabilities in foreign currencies	(676)
Total change in net unrealized appreciation (depreciation)		119,087,187
Net gain (loss)		118,395,817
Net increase (decrease) in net assets resulting from operations		$119,800,608
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,404,791	$1,147,240
Net realized gain (loss)	(691,370)	6,988,738
Change in net unrealized appreciation (depreciation)	119,087,187	1,649,115
Net increase (decrease) in net assets resulting from operations	119,800,608	9,785,093
Distributions to shareholders	(5,365,989)	(2,787,267)

Share transactions
Proceeds from sales of shares	256,223,459	240,866,586
Net asset value of shares issued in exchange for the net assets of the Acquired Fund(s) (see Reorganization Information note)	-	65,007,639
Reinvestment of distributions	4,639,046	2,378,564
Cost of shares redeemed	(89,598,348)	(136,878,790)

Net increase (decrease) in net assets resulting from share transactions	171,264,157	171,373,999
Total increase (decrease) in net assets	285,698,776	178,371,825

Net Assets
Beginning of period	288,815,775	110,443,950
End of period	$574,514,551	$288,815,775

Other Information
Shares
Sold	17,603,522	19,312,269
Issued in exchange for the shares of the Acquired Fund(s) (see Reorganization Information note)	-	4,970,001
Issued in reinvestment of distributions	341,935	186,428
Redeemed	(6,162,187)	(10,839,068)
Net increase (decrease)	11,783,270	13,629,630

Financial Highlights
Fidelity® SAI Sustainable U.S. Equity Fund

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.11	$9.61	$9.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.07	.09	.10 D	.01
Net realized and unrealized gain (loss)	4.13	.70	2.46	.32	(.76)
Total from investment operations	4.18	.77	2.55	.42	(.75)
Distributions from net investment income	(.03)	(.07)	(.05)	(.06)	-
Distributions from net realized gain	(.20)	(.12)	-	-	-
Total distributions	(.23)	(.19)	(.05)	(.06)	-
Net asset value, end of period	$16.64	$12.69	$12.11	$9.61	$9.25
Total Return E,F	33.37%	6.32%	26.61%	4.53%	(7.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.53%	.56%	.73%	3.03%	7.28% I,J
Expenses net of fee waivers, if any	.53%	.55%	.59%	.59%	.60% I,J
Expenses net of all reductions, if any	.53%	.55%	.59%	.59%	.60% I,J
Net investment income (loss)	.34%	.53%	.82%	1.07% D	.73% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$574,515	$288,816	$110,444	$8,044	$928
Portfolio turnover rate K	52%	136% L	49%	35%	2% M

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
MAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity SAI Sustainable U.S. Equity Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$150,895,396
Gross unrealized depreciation	(14,111,218)
Net unrealized appreciation (depreciation)	$136,784,178
Tax Cost	$437,156,056

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$678,930
Capital loss carryforward	$(211,274)
Net unrealized appreciation (depreciation) on securities and other investments	$136,784,317

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(211,274)
Total capital loss carryforward	$(211,274)

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$886,481	$2,569,929
Long-term Capital Gains	4,479,508	217,338
Total	$5,365,989	$2,787,267
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable U.S. Equity Fund	362,517,034	210,815,490
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .498% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	2,763

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable U.S. Equity Fund	7,435,420	5,687,096	(943,678)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable U.S. Equity Fund	446
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $262.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,977.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On November 15, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity SAI Sustainable Future Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity SAI Sustainable Future Fund	65,017,133	7,736,152	65,007,639	4,970,001	.9624541284

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity SAI Sustainable U.S. Equity Fund	206,893,573	271,901,212

Pro forma results of operations of the combined entity for the entire period ended May 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$1,438,069
Total net realized gain (loss)	14,395,334
Total change in net unrealized appreciation (depreciation)	(999,682)
Net increase (decrease) in net assets resulting from operations	$14,833,721

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations since November 15, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable U.S. Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable U.S. Equity Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended May 31, 2026 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the four years in the period ended May 31, 2026 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $66,140 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable U.S. Equity Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9904862.104
EFS-ANN-0726
Fidelity® SAI Sustainable Sector Fund

Annual Report
May 31, 2026
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Sector Fund
Schedule of Investments May 31, 2026
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	6,607	1,939,702
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	5,892	781,279
CANADA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	16,730	1,251,731
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	13,791	779,154
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Imperial Oil Ltd	27,889	3,308,893
Sintana Energy Inc (a)	206,288	62,845
Strathcona Resources Ltd	7,559	242,289
TOTAL ENERGY		3,614,027
Health Care - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (a)	25,544	1,398,023
Materials - 0.0%
Metals & Mining - 0.0%
Standard Lithium Ltd (a)	1,300	5,092
Teck Resources Ltd Class B (United States)	8,258	546,349
TOTAL MATERIALS		551,441
TOTAL CANADA		7,594,376
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	35,205	736,334
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	1,885	769,146
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc GDR (Germany) (b)	4,067	6,285,467
NETHERLANDS - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	2,589	2,164,378
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV	812	850,890
ASML Holding NV depository receipt	429	691,873
NXP Semiconductors NV	7,133	2,292,190
TOTAL INFORMATION TECHNOLOGY		3,834,953
TOTAL NETHERLANDS		5,999,331
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	5,811	126,307
TAIWAN - 2.3%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	1,539	102,146
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 1.0%
Chroma ATE Inc	37,704	3,024,578
Delta Electronics Inc	59,985	4,668,725
Elite Material Co Ltd	3,294	536,871
		8,230,174
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	25,090	10,498,911
TOTAL INFORMATION TECHNOLOGY		18,729,085
TOTAL TAIWAN		18,831,231
UNITED KINGDOM - 0.3%
Financials - 0.3%
Insurance - 0.3%
Aviva PLC	56,986	469,071
Hiscox Ltd	71,668	1,688,053

TOTAL UNITED KINGDOM		2,157,124
UNITED STATES - 93.5%
Communication Services - 9.3%
Diversified Telecommunication Services - 0.1%
AT&T Inc	31,623	784,250
Entertainment - 1.1%
IMAX Corp (a)	14,132	560,758
Netflix Inc (a)	31,579	2,716,426
Roku Inc Class A (a)	10,311	1,342,286
Spotify Technology SA (a)	3,933	1,957,375
Warner Bros Discovery Inc (a)	72,940	1,970,109
		8,546,954
Interactive Media & Services - 7.4%
Alphabet Inc Class A	158,735	60,373,271
Media - 0.7%
EchoStar Corp Class A (a)	14,518	1,875,580
Fox Corp Class A	28,945	1,850,164
Omnicom Group Inc	29,757	2,163,632
		5,889,376
TOTAL COMMUNICATION SERVICES		75,593,851
Consumer Discretionary - 10.1%
Automobiles - 1.8%
General Motors Co	4,111	342,200
Tesla Inc (a)	32,798	14,293,040
		14,635,240
Broadline Retail - 4.7%
Amazon.com Inc (a)	136,892	37,048,451
Etsy Inc (a)	7,167	486,783
		37,535,234
Distributors - 0.1%
LKQ Corp	25,945	703,627
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc	11,485	1,922,934
Chipotle Mexican Grill Inc (a)	42,845	1,365,042
Churchill Downs Inc	12,278	1,070,764
DraftKings Inc Class A (a)	40,916	1,002,033
Expedia Group Inc Class A	2,785	628,825
Marriott International Inc/MD Class A1	7,367	2,767,045
Starbucks Corp	13,530	1,341,635
Wyndham Hotels & Resorts Inc	8,866	711,585
Yum! Brands Inc	10,604	1,568,862
		12,378,725
Household Durables - 0.2%
PulteGroup Inc	9,992	1,180,855
Somnigroup International Inc	8,705	616,401
		1,797,256
Specialty Retail - 1.5%
Bath & Body Works Inc	26,212	524,764
Bob's Discount Furniture Inc	24,335	330,956
Home Depot Inc/The	9,285	2,944,645
Lithia Motors Inc	2,935	853,762
Lowe's Cos Inc	20,200	4,330,073
Ross Stores Inc	14,188	3,287,785
Valvoline Inc (a)	8,611	290,621
		12,562,606
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	32,427	1,499,100
PVH Corp	8,143	759,579
		2,258,679
TOTAL CONSUMER DISCRETIONARY		81,871,367
Consumer Staples - 4.2%
Beverages - 1.3%
Coca-Cola Co/The	97,897	7,734,842
Constellation Brands Inc Class A	11,161	1,549,370
PepsiCo Inc	9,675	1,395,038
		10,679,250
Consumer Staples Distribution & Retail - 2.2%
BJ's Wholesale Club Holdings Inc (a)	7,860	670,301
Costco Wholesale Corp	6,154	5,885,193
Dollar Tree Inc (a)	10,227	1,190,832
Performance Food Group Co (a)	7,602	746,440
Target Corp	12,037	1,529,542
Walmart Inc	66,299	7,674,109
		17,696,417
Household Products - 0.7%
Procter & Gamble Co/The	38,944	5,590,801
TOTAL CONSUMER STAPLES		33,966,468
Energy - 2.7%
Energy Equipment & Services - 0.1%
SLB Ltd	19,075	1,040,541
Oil, Gas & Consumable Fuels - 2.6%
ConocoPhillips	34,378	3,918,404
Exxon Mobil Corp	74,221	10,781,343
Phillips 66	7,327	1,288,673
Shell PLC ADR	28,897	2,430,816
Sunoco LP	9,930	644,854
Valero Energy Corp	8,594	2,103,983
		21,168,073
TOTAL ENERGY		22,208,614
Financials - 10.3%
Banks - 3.8%
Bank of America Corp	154,830	7,989,228
BOK Financial Corp	3,540	453,262
Citigroup Inc	29,218	3,678,546
JPMorgan Chase & Co	10,519	3,148,442
KeyCorp	47,807	1,019,723
M&T Bank Corp	8,028	1,734,931
Truist Financial Corp	44,315	2,136,426
UMB Financial Corp	4,357	571,900
US Bancorp	53,852	2,953,782
Wells Fargo & Co	87,685	6,799,095
		30,485,335
Capital Markets - 2.8%
Blackrock Inc	3,087	3,231,719
Blue Owl Capital Inc Class A	130,382	1,340,326
Carlyle Group Inc/The	31,199	1,417,371
Evercore Inc Class A	4,043	1,378,097
Intercontinental Exchange Inc	14,921	2,206,070
KKR & Co Inc Class A	44,758	4,294,083
MarketAxess Holdings Inc	7,212	937,847
Moody's Corp	4,255	1,928,579
Nasdaq Inc	21,961	2,031,832
Raymond James Financial Inc	11,361	1,629,281
State Street Corp	13,829	2,152,346
		22,547,551
Consumer Finance - 0.4%
Capital One Financial Corp	19,472	3,659,373
SLM Corp	11,208	247,921
		3,907,294
Financial Services - 1.9%
Corebridge Financial Inc	57,053	1,540,431
Mastercard Inc Class A	28,836	14,244,407
		15,784,838
Insurance - 1.4%
Arthur J Gallagher & Co	15,342	3,085,430
Chubb Ltd	15,200	4,738,296
Hartford Insurance Group Inc/The	15,770	2,004,840
Unum Group	14,627	1,217,405
		11,045,971
TOTAL FINANCIALS		83,770,989
Health Care - 8.0%
Biotechnology - 2.1%
AbbVie Inc	14,558	3,169,568
Alnylam Pharmaceuticals Inc (a)	4,236	1,279,187
Biogen Inc (a)	1,951	382,396
Caris Life Sciences Inc (a)	53,865	900,623
Cogent Biosciences Inc (a)	29,210	1,021,182
CytomX Therapeutics Inc (a)	4,241	15,267
Disc Medicine Inc (a)	11,693	813,482
Gilead Sciences Inc	21,186	2,848,034
Insmed Inc (a)	4,275	457,040
Kymera Therapeutics Inc (a)	1,700	138,413
Moderna Inc (a)	22,663	1,069,467
Natera Inc (a)	3,810	851,040
Nuvalent Inc Class A (a)	13,228	1,460,239
Relay Therapeutics Inc (a)	21,172	297,467
Revolution Medicines Inc (a)	1,074	169,134
Vaxcyte Inc (a)	20,642	1,060,999
Veracyte Inc (a)	19,022	881,479
Viridian Therapeutics Inc (a)	22,145	390,195
		17,205,212
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp (a)	53,382	2,578,885
Edwards Lifesciences Corp (a)	21,088	1,823,479
Insulet Corp (a)	5,505	797,895
Intuitive Surgical Inc (a)	2,653	1,126,570
Medline Inc Class A	20,434	747,067
Stryker Corp	5,337	1,628,265
		8,702,161
Health Care Providers & Services - 1.2%
Alignment Healthcare Inc (a)	34,597	530,026
BrightSpring Health Services Inc (a)	21,511	1,326,798
Cencora Inc	6,086	1,639,325
CVS Health Corp	18,295	1,664,479
Elevance Health Inc	1,580	621,240
GMR Solutions Inc	12,752	159,400
Guardant Health Inc (a)	4,320	560,261
Privia Health Group Inc (a)	31,824	684,534
UnitedHealth Group Inc	7,657	2,912,034
		10,098,097
Health Care Technology - 0.0%
Waystar Holding Corp (a)	25,325	504,221
Life Sciences Tools & Services - 1.9%
10X Genomics Inc Class A (a)	30,991	877,200
Agilent Technologies Inc	6,979	945,864
Bio-Techne Corp	23,298	1,204,041
Bruker Corp	10,136	596,909
Danaher Corp	30,207	5,517,914
Repligen Corp (a)	6,616	820,053
Thermo Fisher Scientific Inc	8,148	4,012,971
West Pharmaceutical Services Inc	3,582	1,156,305
		15,131,257
Pharmaceuticals - 1.7%
Eli Lilly & Co	6,440	7,116,200
Jazz Pharmaceuticals PLC (a)	1,791	423,554
Merck & Co Inc	20,362	2,417,377
Roche Holding AG	2,015	850,092
Royalty Pharma PLC Class A	28,509	1,589,662
Structure Therapeutics Inc ADR (a)	4,137	162,749
VeraDermics Inc	1,839	185,573
Viatris Inc	54,715	889,666
		13,634,873
TOTAL HEALTH CARE		65,275,821
Industrials - 7.9%
Aerospace & Defense - 2.2%
GE Aerospace	22,551	7,301,112
Howmet Aerospace Inc	16,022	4,137,682
Lockheed Martin Corp	4,740	2,514,333
Northrop Grumman Corp	3,695	2,082,798
RTX Corp	10,034	1,802,707
		17,838,632
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	2,916	520,943
FedEx Corp	2,797	1,151,665
		1,672,608
Building Products - 0.6%
Trane Technologies PLC	10,438	4,710,669
Commercial Services & Supplies - 0.5%
Cintas Corp	11,439	1,959,043
Republic Services Inc	9,819	1,968,121
		3,927,164
Construction & Engineering - 0.4%
MasTec Inc (a)	1,220	461,611
Quanta Services Inc	3,494	2,486,785
		2,948,396
Electrical Equipment - 1.3%
AMETEK Inc	10,977	2,479,155
Eaton Corp PLC	6,220	2,491,732
GE Vernova Inc	5,442	5,269,598
Nextpower Inc Class A (a)	3,178	497,039
		10,737,524
Ground Transportation - 0.3%
Uber Technologies Inc (a)	30,314	2,134,106
Machinery - 2.1%
Caterpillar Inc	6,195	5,426,015
Dover Corp	7,152	1,511,647
Ingersoll Rand Inc	14,981	1,073,238
PACCAR Inc	19,915	2,198,019
Parker-Hannifin Corp	5,752	4,858,312
Westinghouse Air Brake Technologies Corp	7,640	1,995,262
		17,062,493
Professional Services - 0.1%
TransUnion	20,207	1,446,013
Trading Companies & Distributors - 0.2%
Fastenal Co	22,104	976,997
United Rentals Inc	1,000	995,670
		1,972,667
TOTAL INDUSTRIALS		64,450,272
Information Technology - 35.5%
Communications Equipment - 2.1%
Arista Networks Inc (a)	43,698	6,968,520
Cisco Systems Inc	54,728	6,590,346
Lumentum Holdings Inc (a)	2,473	2,114,316
Motorola Solutions Inc	2,546	1,026,751
		16,699,933
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	20,718	3,082,010
Coherent Corp (a)	6,973	2,520,530
Corning Inc	17,279	3,130,264
Keysight Technologies Inc (a)	754	255,100
		8,987,904
Semiconductors & Semiconductor Equipment - 18.4%
Advanced Micro Devices Inc (a)	16,923	8,733,960
Applied Materials Inc	5,994	2,697,660
Broadcom Inc	52,265	23,350,434
Intel Corp (a)	53,524	6,138,132
KLA Corp	1,648	3,166,978
Lam Research Corp	19,670	6,258,601
Marvell Technology Inc	31,310	6,418,550
Micron Technology Inc	19,830	19,254,930
Monolithic Power Systems Inc	254	397,817
NVIDIA Corp	336,345	71,015,884
Rambus Inc (a)	6,587	958,145
Teradyne Inc	2,367	885,992
		149,277,083
Software - 6.7%
Cadence Design Systems Inc (a)	10,121	3,794,667
Datadog Inc Class A (a)	29,346	7,258,733
Microsoft Corp	82,937	37,341,555
Oracle Corp	5,719	1,291,236
Palantir Technologies Inc Class A (a)	7,986	1,250,128
Synopsys Inc (a)	7,105	3,379,280
		54,315,599
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	159,982	49,923,983
Seagate Technology Holdings PLC	7,605	6,690,879
Western Digital Corp	3,096	1,644,626
		58,259,488
TOTAL INFORMATION TECHNOLOGY		287,540,007
Materials - 1.7%
Chemicals - 1.0%
Air Products and Chemicals Inc	2,164	602,934
Albemarle Corp	2,541	448,283
Balchem Corp	2,351	368,472
Corteva Inc	15,188	1,188,917
Dow Inc	10,326	348,503
Ecolab Inc	5,091	1,303,296
Linde PLC	5,792	2,882,620
LyondellBasell Industries NV Class A1	6,660	443,889
Sherwin-Williams Co/The	2,725	827,964
		8,414,878
Construction Materials - 0.2%
CRH PLC	8,075	878,479
Martin Marietta Materials Inc	1,798	1,045,789
		1,924,268
Containers & Packaging - 0.1%
Smurfit Westrock PLC	20,582	846,949
Metals & Mining - 0.4%
Newmont Corp	12,571	1,380,422
Nucor Corp	6,227	1,556,750
		2,937,172
TOTAL MATERIALS		14,123,267
Real Estate - 1.9%
Health Care REITs - 0.3%
Ventas Inc	30,827	2,602,415
Industrial REITs - 0.2%
Prologis Inc	10,168	1,458,803
Terreno Realty Corp	7,586	498,324
		1,957,127
Real Estate Management & Development - 0.2%
CoStar Group Inc (a)	24,683	794,793
Jones Lang LaSalle Inc (a)	4,066	1,147,872
		1,942,665
Residential REITs - 0.1%
Invitation Homes Inc	17,936	524,628
Retail REITs - 0.3%
Federal Realty Investment Trust	4,850	580,206
Macerich Co/The	33,339	750,794
Tanger Inc	22,031	794,658
		2,125,658
Specialized REITs - 0.8%
American Tower Corp	9,024	1,687,127
Equinix Inc	2,133	2,278,130
Extra Space Storage Inc	7,623	1,100,075
Iron Mountain Inc	6,436	825,417
		5,890,749
TOTAL REAL ESTATE		15,043,242
Utilities - 1.9%
Electric Utilities - 1.3%
Alliant Energy Corp	5,607	401,517
Constellation Energy Corp	5,193	1,494,286
Duke Energy Corp	13,275	1,629,241
Entergy Corp	9,281	1,012,093
Evergy Inc	6,277	514,965
NextEra Energy Inc	27,944	2,431,408
NRG Energy Inc	7,230	969,398
PG&E Corp	32,647	533,452
Pinnacle West Capital Corp	1,551	154,697
PPL Corp	15,144	535,946
		9,677,003
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co (a)	3,968	145,467
Vistra Corp	6,618	1,060,402
		1,205,869
Multi-Utilities - 0.5%
Ameren Corp	7,989	862,572
CenterPoint Energy Inc	18,564	784,515
Dominion Energy Inc	11,155	746,715
NiSource Inc	16,749	774,139
Sempra	12,291	1,095,497
		4,263,438
TOTAL UTILITIES		15,146,310
TOTAL UNITED STATES		758,990,208
TOTAL COMMON STOCKS (Cost $606,997,433)		804,210,505

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $9,422,578)	3.67	9,420,694	9,422,578

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $616,420,011)	813,633,083
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,048,168)
NET ASSETS - 100.0%	812,584,915

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,285,467 or 0.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,321,033	104,394,895	99,293,281	232,737	(69)	-	9,422,578	9,420,694	0.0%
Total	4,321,033	104,394,895	99,293,281	232,737	(69)	-	9,422,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	76,330,185	75,593,851	736,334	-
Consumer Discretionary	83,123,098	83,123,098	-	-
Consumer Staples	34,745,622	34,745,622	-	-
Energy	25,948,948	25,948,948	-	-
Financials	85,928,113	85,459,042	469,071	-
Health Care	70,777,924	70,777,924	-	-
Industrials	64,552,418	64,552,418	-	-
Information Technology	317,158,658	316,389,512	769,146	-
Materials	15,455,987	15,455,987	-	-
Real Estate	15,043,242	15,043,242	-	-
Utilities	15,146,310	15,146,310	-	-

Money Market Funds	9,422,578	9,422,578	-	-
Total Investments in Securities:	813,633,083	811,658,532	1,974,551	-
Financial Statements
Statement of Assets and Liabilities
As of May 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $606,997,433)	$804,210,505
Fidelity Central Funds (cost $9,422,578)	9,422,578

Total Investment in Securities (cost $616,420,011)		$813,633,083
Receivable for investments sold		3,132,166
Receivable for fund shares sold		2,018,273
Dividends receivable		516,257
Distributions receivable from Fidelity Central Funds		22,314
Prepaid expenses		58
Other receivables		7,109
Total assets		819,329,260
Liabilities
Payable for investments purchased	$6,004,742
Payable for fund shares redeemed	404,869
Accrued management fee	263,499
Other payables and accrued expenses	71,235
Total liabilities		6,744,345
Net Assets		$812,584,915
Net Assets consist of:
Paid in capital		$604,459,345
Total accumulated earnings (loss)		208,125,570
Net Assets		$812,584,915
Net Asset Value, offering price and redemption price per share ($812,584,915 ÷ 43,846,422 shares)		$18.53
Statement of Operations
Year ended May 31, 2026
Investment Income
Dividends		$5,603,346
Income from Fidelity Central Funds		232,737
Total income		5,836,083
Expenses
Management fee	$2,299,858
Custodian fees and expenses	14,195
Independent trustees' fees and expenses	1,614
Registration fees	88,026
Audit fees	54,057
Legal	8,877
Miscellaneous	1,344
Total expenses before reductions	2,467,971
Expense reductions	(246)
Total expenses after reductions		2,467,725
Net Investment income (loss)		3,368,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,649,034
Fidelity Central Funds	(69)
Foreign currency transactions	(7,586)
Total net realized gain (loss)		16,641,379
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	161,484,078
Assets and liabilities in foreign currencies	293
Total change in net unrealized appreciation (depreciation)		161,484,371
Net gain (loss)		178,125,750
Net increase (decrease) in net assets resulting from operations		$181,494,108
Statement of Changes in Net Assets

	Year ended May 31, 2026	Year ended May 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,368,358	$1,948,473
Net realized gain (loss)	16,641,379	(5,067,709)
Change in net unrealized appreciation (depreciation)	161,484,371	20,795,085
Net increase (decrease) in net assets resulting from operations	181,494,108	17,675,849
Distributions to shareholders	(3,277,409)	(2,637,895)

Share transactions
Proceeds from sales of shares	358,570,354	349,758,638
Reinvestment of distributions	2,989,754	2,342,735
Cost of shares redeemed	(124,602,830)	(101,114,109)

Net increase (decrease) in net assets resulting from share transactions	236,957,278	250,987,264
Total increase (decrease) in net assets	415,173,977	266,025,218

Net Assets
Beginning of period	397,410,938	131,385,720
End of period	$812,584,915	$397,410,938

Other Information
Shares
Sold	22,443,122	26,120,088
Issued in reinvestment of distributions	192,839	170,261
Redeemed	(7,720,217)	(7,707,545)
Net increase (decrease)	14,915,744	18,582,804

Financial Highlights
Fidelity® SAI Sustainable Sector Fund

Years ended May 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.74	$12.70	$9.79	$9.35	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.10	.09	.09	.01
Net realized and unrealized gain (loss)	4.80	1.10	2.88	.39	(.66)
Total from investment operations	4.89	1.20	2.97	.48	(.65)
Distributions from net investment income	(.10)	(.07)	(.06)	(.04)	-
Distributions from net realized gain	-	(.09)	-	-	-
Total distributions	(.10)	(.16)	(.06)	(.04)	-
Net asset value, end of period	$18.53	$13.74	$12.70	$9.79	$9.35
Total Return D,E	35.71%	9.47%	30.43%	5.16%	(6.50)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43%	.44%	.58%	1.93%	3.86% H,I
Expenses net of fee waivers, if any	.43%	.44%	.49%	.49%	.50% H,I
Expenses net of all reductions, if any	.43%	.44%	.49%	.49%	.50% H,I
Net investment income (loss)	.58%	.71%	.75%	.98%	.81% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$812,585	$397,411	$131,386	$12,655	$1,875
Portfolio turnover rate J	59%	94%	162%	112%	3% K

AFor the period April 14, 2022 (commencement of operations) through May 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended May 31, 2026

1. Organization.
Fidelity SAI Sustainable Sector Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$215,623,946
Gross unrealized depreciation	(22,058,438)
Net unrealized appreciation (depreciation)	$193,565,508
Tax Cost	$620,067,575

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,531,533
Undistributed long-term capital gain	$11,028,100
Net unrealized appreciation (depreciation) on securities and other investments	$193,565,936

The tax character of distributions paid was as follows:

	May 31, 2026	May 31, 2025
Ordinary Income	$3,277,409	$2,267,598
Long-term Capital Gains	-	370,297
Total	$3,277,409	$2,637,895

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Sector Fund	574,659,606	341,311,493
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .398% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Sector Fund	2,473

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Sector Fund	23,389,334	14,013,110	1,962,597
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Sector Fund	621
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $246.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity SAI Sustainable Sector Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Sustainable Sector Fund (one of the funds constituting Fidelity Summer Street Trust, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended May 31, 2026 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the four years in the period ended May 31, 2026 and for the period April 14, 2022 (commencement of operations) through May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2026, $11,028,100, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Sustainable Sector Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9905645.104
SES-ANN-0726

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2026